UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 14 of its series, Wells Fargo Advantage Absolute Return Fund, Wells Fargo Advantage Diversified Capital Builder Fund, Wells Fargo Advantage Diversified Income Builder Fund, Wells Fargo Advantage Index Asset Allocation Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Special Mid Cap Value Fund. Each series has a September 30 fiscal year end except Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, and Wells Fargo Advantage Utility and Telecommunications Fund, which had a fiscal year end of March 31.

Date of reporting period: June 30, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Precious Metals Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 88.60%

Australia : 7.24%

Gryphon Minerals Limited (Materials, Metals & Mining)†	3,913,874	$468,902
Newcrest Mining Limited (Materials, Metals & Mining)	2,948,440	27,217,599
Perseus Mining Limited (Materials, Metals & Mining)†	4,400,000	1,804,668
Regis Resources Limited (Materials, Metals & Mining)†	1,800,000	4,764,842
Sally Malay Mining Limited (Materials, Metals & Mining)	142,858	26,124
Troy Resources NL-Canadian Exchange Traded Shares (Materials, Metals & Mining)†(a)144A	575,000	802,418
Troy Resources NL-Canadian Exchange Traded Shares (Materials, Metals & Mining)†	500,000	732,148
Troy Resources NL-Canadian Exchange Traded Legend Shares (Materials, Metals & Mining)† (i)	95,833	140,328

		35,957,029

Canada : 59.18%

Agnico-Eagle Mines Limited (Materials, Metals & Mining)	880,164	24,239,717
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)†	35,000	963,900
Alamos Gold Incorporated (Materials, Metals & Mining)	1,397,600	16,930,136
Atacama Pac Gold Corporation (Materials, Metals & Mining)†	400,000	638,965
Aureus Mining Incorporated (Materials, Metals & Mining)†	2,900,000	1,025,500
AuRico Gold Incorporated NPV (Materials, Metals & Mining)	600,000	2,630,028
B2Gold Corporation (Materials, Metals & Mining)†	1,440,000	3,067,034
Barrick Gold Corporation (Materials, Metals & Mining)	1,204,083	18,952,266
Centerra Gold Incorporated (Materials, Metals & Mining)	1,100,000	3,472,473
Centerra Gold Incorporated (Materials, Metals & Mining)144A†	350,000	1,104,878
Continental Gold Limited (Materials, Metals & Mining)†	800,000	2,510,222
Detour Gold Corporation (Materials, Metals & Mining)†	556,057	4,361,957
Detour Gold Corporation (Materials, Metals & Mining)†144A	525,000	4,118,332
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining)†	90,000	706,000
Eldorado Gold Corporation (Materials, Metals & Mining)	4,061,044	25,137,774
Entree Gold Incorporated (Materials, Metals & Mining)†	225,000	77,018
Entree Gold Incorporated-Legend Shares (Materials, Metals & Mining)† (i)	1,275,000	436,436
Exeter Resource Corporation (Materials, Metals & Mining)†	200,000	146,430
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining)†	585,000	422,744
First Quantum Minerals Limited (Materials, Metals & Mining)	162,500	2,410,383
Franco-Nevada Corporation (Materials, Metals & Mining)144A†	142,500	5,094,609
Franco-Nevada Corporation (Materials, Metals & Mining)	200,000	7,159,836
Goldcorp Incorporated (Materials, Metals & Mining)	1,347,254	33,460,373
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	721,694	17,847,493
IAMGOLD Corporation (Materials, Metals & Mining)	2,089,044	8,779,666
Kinross Gold Corporation (Materials, Metals & Mining)	4,700,553	24,090,502
Mag Silver Corporation (Materials, Metals & Mining)(i)†	400,000	2,339,070
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)† (i)	100,000	584,768
Nautilus Minerals Incorporated-Legend Shares (Materials, Metals & Mining)(i)†	254,934	53,328
New Gold Incorporated (Materials, Metals & Mining)†	1,100,000	7,122,754
Osisko Mining Corporation (Materials, Metals & Mining)†	2,397,001	7,931,505
Osisko Mining Corporation-Legend Shares (Materials, Metals & Mining)†	1,500,000	4,963,393
Platinum Group Metals Limited (Materials, Metals & Mining)†	3,350,000	2,930,493
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining)†	800,000	699,819
Pretium Resources Incorporated (Materials, Metals & Mining)†	125,000	829,609
Rio Alto Mining Limited (Materials, Metals & Mining)†	750,000	1,390,606
Semafo Incorporated (Materials, Metals & Mining)	460,400	678,540
Silver Wheaton Corporation (Materials, Metals & Mining)	250,000	4,917,500
Tahoe Resources Incorporated (Materials, Metals & Mining)†	320,000	4,536,655
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)†	280,000	3,953,599
Torex Gold Resources Incorporated (Materials, Metals & Mining)(i)†	1,850,000	2,339,546
Torex Gold Resources Incorporated (Materials, Metals & Mining)†	500,000	632,310
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)(i)†	2,662,500	3,367,049
Yamana Gold Incorporated (Materials, Metals & Mining)	2,972,040	28,344,168
Yamana Gold Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	700,537	6,662,107

		294,061,491

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Precious Metals Fund

Security name		Shares	Value
Peru : 1.17%

Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)		394,644	$5,824,945

South Africa : 2.13%

AngloGold Ashanti Limited ADR (Materials, Metals & Mining)		470,591	6,729,451
Gold Fields Limited ADR (Materials, Metals & Mining)		159,196	835,779
Impala Platinum Holdings Limited (Materials, Metals & Mining)		319,346	3,007,651

			10,572,881

United Kingdom : 13.00%

Fresnillo plc (Materials, Metals & Mining)		1,000,000	13,500,830
Hochschild Mining plc (Materials, Metals & Mining)		899,251	2,132,629
Randgold Resources Limited ADR (Materials, Metals & Mining)		764,000	48,934,200

			64,567,659

United States : 5.88%

Newmont Mining Corporation (Materials, Metals & Mining)		520,455	15,587,627
Royal Gold Incorporated (Materials, Metals & Mining)		324,436	13,652,267

			29,239,894

Total Common Stocks (Cost $486,437,711)			440,223,899

Investment Companies : 1.20%

United Kingdom : 1.20%

Gold Bullion Securities Limited (Investment Companies, Commercial Banks)†		50,748	5,937,770

Total Investment Companies (Cost $2,451,864)			5,937,770

Other : 6.87%

Wells Fargo Special Investments (Cayman) SPC (l)†		15,236	34,133,195

Total Other (Cost $24,331,149)			34,133,195

	Expiration date
Warrants : 0.01%

Canada : 0.01%
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)†	12-2-2013	17,500	8,750
Aureus Mining Incorporated-Legend Shares (Materials, Metals & Mining)(i)(a)†	5-16-2014	725,000	1
Kinross Gold Corporation (Materials, Metals & Mining)†(a)	9-3-2013	232,238	1,104
Kinross Gold Corporation (Materials, Metals & Mining)†	9-17-2014	207,130	16,741
Kinross Gold Corporation-Legend Shares (Materials, Metals & Mining)†	9-17-2014	49,500	4,001
Silver Wheaton Corporation (Materials, Metals & Mining)†	9-5-2013	12,950	23,310
Torex Gold Resorces Incorporated (Materials, Metals & Mining)144A†	10-23-2013	462,500	8,788

Total Warrants (Cost $2,226,369)			62,695

2

Wells Fargo Advantage Precious Metals Fund	Portfolio of investments — June 30, 2013 (unaudited)

		Yield	Shares
Short-Term Investments : 3.20%

Investment Companies : 3.20%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	15,913,432	$15,913,432

Total Short-Term Investments (Cost $15,913,432)				15,913,432

Total investments in securities (Cost $531,360,525)*	99.88%			$496,270,991

Other assets and liabilities, net	0.12			580,739

Total net assets	100.00%			$496,851,730

†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
*	Cost for federal income tax purposes is $579,469,305 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$139,101,353
Gross unrealized depreciation	(222,299,667)

Net unrealized depreciation	$(83,198,314)

3

Wells Fargo Advantage Precious Metals Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2013, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$386,498,236	$53,725,663	$0	$440,223,899
Investment companies	5,937,770	0	0	5,937,770
Warrants	0	62,695	0	62,695
Other	0	34,133,195	0	34,133,195
Short-term investments
Investment companies	15,913,432	0	0	15,913,432

	$408,349,438	$87,921,553	$0	$496,270,991

Transfers in and transfers out are recognized at the end of the reporting period.

Investments in affiliate

The Fund invests in Wells Fargo Special Investment (Cayman) SPC, a wholly owned subsidiary of the Fund, which invests solely in gold bullions. Investments in commodities are valued on each business day as of the close of the New York Stock Exchange (normally 4 p.m. Eastern Time). As of June 30, 2013, Wells Fargo Special Investments (Cayman) SPC held $34,136,330 in gold bullion which represents 100.01% of its net assets. The Fund is the sole shareholder of the affiliated subsidiary. An affiliated company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of transactions with the affiliate for the three months ended June 30, 2013 was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Special Investments (Cayman) SPC	15,236	0	0	15,236	$34,133,195

Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 93.87%

Consumer Discretionary : 13.74%

Automobiles : 5.22%

Tesla Motors Incorporated †	113,912	$12,237,566
Toyota Motor Corporation ADR	929	112,093

		12,349,659

Internet & Catalog Retail : 8.52%

Amazon.com Incorporated †	35,780	9,935,748
Netflix Incorporated †	5,270	1,112,444
priceline.com Incorporated †	7,535	6,232,425
Rakuten Incorporated	158,400	1,873,077
Vipshop Holdings Limited ADR «†	34,722	1,012,494

		20,166,188

Industrials : 0.90%

Construction & Engineering : 0.90%
Quanta Services Incorporated †	80,580	2,132,147

Information Technology : 77.86%

Communications Equipment : 7.14%

Alcatel-Lucent SA ADR †	698,610	1,271,470
Aruba Networks Incorporated †	47,665	732,134
Cisco Systems Incorporated	465,845	11,324,692
Motorola Solutions Incorporated	10,100	583,073
Palo Alto Networks Incorporated †	41,840	1,763,974
QUALCOMM Incorporated	20,175	1,232,289

		16,907,632

Computers & Peripherals : 11.18%

ASUSTeK Computer Incorporated GDR	19,839	849,903
Fusion-io Incorporated †	50,285	716,058
Lenovo Group Limited	474,000	426,647
NEC Corporation	415,000	908,789
SanDisk Corporation †	154,600	9,446,060
Seagate Technology plc	123,190	5,522,608
Western Digital Corporation	138,330	8,588,910

		26,458,975

Electronic Equipment, Instruments & Components : 2.32%

Hirose Electric Company Limited	14,700	1,936,139
Keyence Corporation	4,700	1,497,470
Murata Manufacturing Company Limited	12,300	935,598
OMRON Corporation	37,800	1,126,931

		5,496,138

Internet Software & Services : 20.06%

Akamai Technologies Incorporated †	87,195	3,710,147
Angie’s List Incorporated «†	77,434	2,055,873
eBay Incorporated †	60,180	3,112,510
Facebook Incorporated Class A †	112,485	2,796,377
Google Incorporated Class A †	18,560	16,339,667
LinkedIn Corporation Class A †	5,160	920,028
NetEase Incorporated ADR	68,065	4,299,666
Pandora Media Incorporated «†	144,935	2,666,804
Phoenix New Media Limited ADR «†	30,515	167,527

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Specialized Technology Fund

Security name	Shares	Value
Internet Software & Services (continued)

Qihoo 360 Technology Company Limited ADR «†	68,410	$3,158,490
Renren Incorporated ADR «†	911	2,724
Yahoo! Incorporated †	110,400	2,772,144
Yahoo! Japan Corporation	2,930	1,442,775
Yandex NV Class A †	106,200	2,934,306
Yelp Incorporated †	31,040	1,079,261

		47,458,299

IT Services : 6.23%

Automatic Data Processing Incorporated	4,210	289,901
Computer Sciences Corporation	24,500	1,072,365
Fiserv Incorporated †	14,725	1,287,112
MasterCard Incorporated Class A	5,620	3,228,690
Visa Incorporated Class A	41,060	7,503,715
Western Union Company	78,870	1,349,466

		14,731,249

Semiconductors & Semiconductor Equipment : 13.56%

Analog Devices Incorporated	42,130	1,898,378
Applied Materials Incorporated	356,915	5,321,603
ASML Holding NV	6,755	534,321
Freescale Semiconductor Limited «†	147,500	1,998,625
Lam Research Corporation †	61,780	2,739,325
Marvell Technology Group Limited	110,260	1,291,145
Micron Technology Incorporated †	595,480	8,533,228
Samsung Electronics Company Limited	85	99,350
Taiwan Semiconductor Manufacturing Company Limited ADR	63,000	1,154,160
Texas Instruments Incorporated	71,705	2,500,353
Tokyo Electron Limited	23,400	1,183,092
Xilinx Incorporated	121,915	4,829,053

		32,082,633

Software : 17.37%

Activision Blizzard Incorporated	76,305	1,088,109
Adobe Systems Incorporated †	50,190	2,286,656
Aspen Technology Incorporated †	126,585	3,644,382
Cadence Design Systems Incorporated †	110,445	1,599,244
Gigamon Incorporated †	30,246	833,580
Intuit Incorporated	21,685	1,323,436
Microsoft Corporation	636,835	21,989,913
Qlik Technologies Incorporated †	21,435	605,967
Salesforce.com Incorporated †	100,030	3,819,145
Symantec Corporation	65,505	1,471,897
Workday Incorporated Class A «†	37,940	2,431,575

		41,093,904

Materials : 1.37%

Chemicals : 1.37%

Monsanto Company	10,770	1,064,076
Nitto Denko Corporation	33,900	2,174,196

		3,238,272

Total Common Stocks (Cost $175,434,460)		222,115,096

2

Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 10.54%

Investment Companies : 10.54%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	17,476,791	$17,476,791
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.10	7,450,500	7,450,500

Total Short-Term Investments (Cost $24,927,291)				24,927,291

Total investments in securities (Cost $200,361,751)*	104.41%			247,042,387

Other assets and liabilities, net	(4.41)			(10,431,604)

Total net assets	100.00%			$236,610,783

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $201,428,142 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$48,669,416
Gross unrealized depreciation	(3,055,171)

Net unrealized appreciation	$45,614,245

3

Wells Fargo Advantage Specialized Technology Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2013, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$208,511,031	$13,604,065	$0	$222,115,096
Short-term investments
Investment companies	17,476,791	7,450,500	0	24,927,291

	$225,987,822	$21,054,565	$0	$247,042,387

Transfers in and transfers out are recognized at the end of the reporting period.

Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 88.22%

Energy : 7.76%

Oil, Gas & Consumable Fuels : 7.76%

EQT Corporation	58,600	$4,651,082
Magnum Hunter Resources Corporation «†	1,400,000	5,110,000
QR Energy LP	600,000	10,554,000
Tallgrass Energy Partners LP †	75,000	1,575,000
The Williams Companies Incorporated	270,000	8,766,900

		30,656,982

Financials : 1.32%

Commercial Banks : 0.20%
Customers Bancorp Incorporated «†	47,000	763,750

REITs : 1.12%
Strategic Hotel & Resorts Incorporated †	500,000	4,430,000

Industrials : 0.08%

Building Products : 0.08%
Ameresco Incorporated Class A †	35,000	315,350

Information Technology : 7.92%

Computers & Peripherals : 0.07%
Mitek Systems Incorporated «†	50,000	289,000

Internet Software & Services : 0.98%
Akamai Technologies Incorporated †	91,000	3,872,050

IT Services : 6.87%

Convergys Corporation «	250,000	4,357,500
MasterCard Incorporated Class A	11,000	6,319,500
Visa Incorporated Class A «	90,000	16,447,500

		27,124,500

Telecommunication Services : 7.89%

Diversified Telecommunication Services : 5.00%

AT&T Incorporated	150,000	5,310,000
Comcast Corporation Class A	225,100	9,427,188
Verizon Communications Incorporated	100,000	5,034,000

		19,771,188

Wireless Telecommunication Services : 2.89%

Shenandoah Telecommunications Company «	300,000	5,004,000
Turkcell Iletisim Hizmetleri AS ADR †	200,000	2,874,000
VimpelCom Limited ADR «	350,000	3,521,000

		11,399,000

Utilities : 63.25%

Electric Utilities : 31.90%

American Electric Power Company Incorporated	175,000	7,836,500
Exelon Corporation	386,000	11,919,680
FirstEnergy Corporation	250,000	9,335,000
Great Plains Energy Incorporated	300,000	6,762,000
IDACORP Incorporated	75,000	3,582,000

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund

Security name		Shares	Value
Electric Utilities (continued)

ITC Holdings Corporation «		235,000	$21,455,500
NextEra Energy Incorporated		250,050	20,374,074
Northeast Utilities		450,000	18,909,000
NV Energy Incorporated		300,000	7,038,000
PPL Corporation «		380,000	11,498,800
The Southern Company		100,000	4,413,000
Unitil Corporation		100,000	2,888,000

			126,011,554

Gas Utilities : 2.57%
National Fuel Gas Company		175,000	10,141,250

Multi-Utilities : 26.69%

CenterPoint Energy Incorporated		250,000	5,872,500
CMS Energy Corporation «		650,000	17,660,500
Dominion Resources Incorporated		175,000	9,943,500
Kinder Morgan Incorporated		325,000	12,398,750
Northwestern Corporation		102,411	4,086,199
Public Service Enterprise Group Incorporated		200,000	6,532,000
SCANA Corporation «		200,000	9,820,000
Sempra Energy		250,000	20,440,000
Wisconsin Energy Corporation		455,000	18,650,450

			105,403,899

Water Utilities : 2.09%
American Water Works Company Incorporated		200,000	8,246,000

Total Common Stocks (Cost $222,539,644)			348,424,523

	Dividend yield
Preferred Stocks : 7.02%

Financials : 2.08%

Capital Markets : 0.56%

BGC Partners Incorporated	8.13%	13,585	361,633
Goldman Sachs Group Incorporated Series I	5.95	50,000	1,230,000
Goldman Sachs Group Incorporated Series J ±	5.50	25,000	603,500

			2,195,133

Commercial Banks : 0.32%

First Republic Bank Series C	5.63	33,000	765,600
Taylor Capital Group Incorporated Series A	8.00	20,000	519,800

			1,285,400

Consumer Finance : 0.56%
Capital One Financial Company Series B	6.00	90,000	2,217,600

REITs : 0.64%

PS Business Parks Incorporated Series U	5.75	25,000	583,250
Urstadt Biddle Properties Incorporated Series F	7.13	75,000	1,941,750

			2,525,000

Utilities : 4.94%

Electric Utilities : 3.22%

Alabama Power Company	5.63	30,000	756,000
Gulf Power Company	6.45	21,000	2,222,352

2

Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name		Dividend yield		Shares	Value
Electric Utilities (continued)

NextEra Energy Capital Holding Incorporated Series H		5.63%		100,000	$2,388,000
NextEra Energy Capital Holding Incorporated Series J		5.00		50,000	1,129,000
PPL Capital Funding Incorporated		5.90		185,300	4,462,024
SCE Trust I		5.63		75,000	1,770,000

					12,727,376

Multi-Utilities : 1.72%

DTE Energy Company Series Q		5.25		66,731	1,596,206
DTE Energy Company Series Z		6.50		150,000	3,901,500
SCANA Corporation		7.70		47,500	1,277,275

					6,774,981

Total Preferred Stocks (Cost $28,186,466)					27,725,490

			Expiration date
Warrants : 0.64%

Utilities : 0.64%

Independent Power Producers & Energy Traders : 0.00%
China Hydroelectric Corporation †			1-25-2014	30,000	900

Multi-Utilities : 0.64%
Kinder Morgan Incorporated †			2-15-2017	496,000	2,539,520

Total Warrants (Cost $589,300)					2,540,420

Short-Term Investments : 7.69%

		Yield
Investment Companies : 7.69%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		16,232,519	16,232,519
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.10		14,158,201	14,158,201
Total Short-Term Investments (Cost $30,390,720)					30,390,720

Total investments in securities (Cost $281,706,130)*	103.57%				409,081,153
Other assets and liabilities, net	(3.57)				(14,111,639)

Total net assets	100.00%				$394,969,514

«	All or a portion of this security is on loan.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $281,385,883 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$132,413,624
Gross unrealized depreciation	(4,718,354)

Net unrealized appreciation	$127,695,270

3

Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2013, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$348,424,523	$0	$0	$348,424,523
Preferred stocks	25,503,138	2,222,352	0	27,725,490
Warrants	0	2,540,420	0	2,540,420
Short-term investments
Investment companies	16,232,519	14,158,201	0	30,390,720

	$390,160,180	$18,920,973	$0	$409,081,153

Transfers in and transfers out are recognized at the end of the reporting period.

Wells Fargo Advantage Absolute Return Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name		Shares	Value
Investment Companies : 97.93%
GMO Benchmark-Free Allocation Fund, Class MF		177,825,831	$4,634,141,153

Total Investment Companies (Cost $4,479,993,653)			4,634,141,153

Total investments (Cost $4,479,993,653)*	97.93%		4,634,141,153

Other assets and liabilities, net	2.07		97,825,845

Total net assets	100.00%		$4,731,966,998

*	Cost for federal income tax purposes is $4,480,020,240 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$154,147,500
Gross unrealized depreciation	(26,587)

Net unrealized appreciation	$154,120,913

1

Wells Fargo Advantage Absolute Return Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that invests primarily in shares of other GMO-managed mutual funds (“underlying funds”), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue “real return” strategies that seek to outperform cash benchmarks, and funds designed to complement broader asset allocation strategies rather than serving as standalone investments. Benchmark-Free Allocation Fund may also hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. As of June 30, 2013, the Fund owned 65% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of June 30, 2013 for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

APPENDIX

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
71,069,298	GMO Alpha Only Fund, Class IV	1,726,273,252
29,711,795	GMO Alternative Asset Opportunity Fund	916,608,867
14,432,414	GMO Debt Opportunities Fund, Class VI	392,705,973
18,138,499	GMO Emerging Country Debt Fund, Class IV	176,850,368
3,397,239	GMO Flexible Equities Fund, Class VI	64,207,814
333,964,360	GMO Implementation Fund	3,833,910,849

	TOTAL MUTUAL FUNDS (COST $6,906,227,426)	7,110,557,123

	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
34,741	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(a)	34,741

	TOTAL SHORT-TERM INVESTMENTS (COST $34,741)	34,741

	TOTAL INVESTMENTS — 100.0% (Cost $6,906,262,167)	7,110,591,864
	Other Assets and Liabilities (net) — (0.0%)	(2,602,158)

	TOTAL NET ASSETS — 100.0%	$7,107,989,706

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of June 30, 2013. Note: Yield rounds to 0.00%.

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 84.84%

Consumer Discretionary : 5.19%

Auto Components : 1.01%
Johnson Controls Incorporated	170,000	$6,084,300

Distributors : 3.04%
Genuine Parts Company «	235,000	18,346,450

Household Durables : 0.79%
Jarden Corporation †	110,000	4,812,500

Media : 0.35%
DISH Network Corporation	50,000	2,126,000

Consumer Staples : 9.17%

Food & Staples Retailing : 1.42%
CVS Caremark Corporation	150,000	8,577,000

Food Products : 2.44%

General Mills Incorporated	30,000	1,455,900
JM Smucker Company	50,000	5,157,500
Kraft Foods Group Incorporated	120,000	6,704,400
Mondelez International Incorporated Class A	50,000	1,426,500

		14,744,300

Household Products : 4.11%

Church & Dwight Company Incorporated	160,000	9,873,600
Colgate-Palmolive Company	125,000	7,161,250
Kimberly-Clark Corporation «	80,000	7,771,200

		24,806,050

Personal Products : 1.20%
Estee Lauder Companies Incorporated Class A	110,000	7,234,700

Energy : 9.58%

Energy Equipment & Services : 3.20%

Bristow Group Incorporated	40,000	2,612,800
Dresser-Rand Group Incorporated †	90,000	5,398,200
FMC Technologies Incorporated †	70,000	3,897,600
Hornbeck Offshore Services Incorporated †	10,000	535,000
National Oilwell Varco Incorporated	95,000	6,545,500
Nuverra Environmental Solutions Incorporated «†	100,000	290,000

		19,279,100

Oil, Gas & Consumable Fuels : 6.38%

Cabot Oil & Gas Corporation	10,000	710,200
ConocoPhillips Company	15,000	907,500
Enterprise Products Partners	30,000	1,864,500
EOG Resources Incorporated	25,000	3,292,000
Kinder Morgan Incorporated	140,000	5,341,000
Noble Energy Incorporated	20,000	1,200,800
Phillips 66	310,000	18,262,100
Plains All American Pipeline LP	20,000	1,116,200
The Williams Companies Incorporated	180,000	5,844,600

		38,538,900

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name	Shares	Value
Financials : 22.90%

Commercial Banks : 6.44%

Branch Banking & Trust Corporation	180,000	$6,098,400
PNC Financial Services Group Incorporated	340,000	24,792,800
US Bancorp	220,000	7,953,000

		38,844,200

REITs : 16.46%

American Tower Corporation	430,000	31,463,100
HCP Incorporated	320,000	14,540,800
Health Care REIT Incorporated	460,000	30,833,800
Plum Creek Timber Company «	390,000	18,201,300
Saul Centers Incorporated	20,000	889,200
Ventas Incorporated	50,000	3,473,000

		99,401,200

Health Care : 12.27%

Biotechnology : 2.22%

Biogen Idec Incorporated †	20,000	4,304,000
Celgene Corporation †	40,000	4,676,400
Medivation Incorporated †	90,000	4,428,000

		13,408,400

Health Care Equipment & Supplies : 0.61%
CareFusion Corporation †	100,000	3,685,000

Health Care Providers & Services : 1.35%

DaVita Incorporated †	20,000	2,416,000
McKesson Corporation	50,000	5,725,000

		8,141,000

Life Sciences Tools & Services : 0.09%
Bio-Rad Laboratories Incorporated Class A †	5,000	561,000

Pharmaceuticals : 8.00%

Actavis Incorporated †	35,000	4,417,700
Allergan Incorporated	100,000	8,424,000
Bristol-Myers Squibb Company	235,000	10,502,150
Eli Lilly & Company	130,000	6,385,600
Forest Laboratories Incorporated †	270,000	11,070,000
Merck & Company Incorporated	155,000	7,199,750
Zoetis Incorporated †	9,455	292,065

		48,291,265

Industrials : 10.81%

Building Products : 1.02%

Apogee Enterprises Incorporated	55,000	1,320,000
Lennox International Incorporated	75,000	4,840,500

		6,160,500

Electrical Equipment : 2.20%

AMETEK Incorporated	90,000	3,807,000
Roper Industries Incorporated	65,000	8,074,300

2

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)

Sensata Technologies Holdings NV †	40,000	$1,396,000

		13,277,300

Machinery : 5.41%

Donaldson Company Incorporated	170,000	6,062,200
Eaton Corporation plc	45,000	2,961,450
Flowserve Corporation	210,000	11,342,100
IDEX Corporation	100,000	5,381,000
Pall Corporation	90,000	5,978,700
Parker Hannifin Corporation	10,000	954,000

		32,679,450

Road & Rail : 2.18%
Hertz Global Holdings Incorporated †	530,000	13,144,000

Information Technology : 6.84%

Computers & Peripherals : 0.06%
Apple Incorporated	1,000	396,080

Electronic Equipment, Instruments & Components : 5.18%

EIFAmphenol Corporation Class A	125,000	9,742,500
FEI Company «	280,000	20,437,200
FLIR Systems Incorporated	40,000	1,078,800

		31,258,500

IT Services : 1.60%
Automatic Data Processing Incorporated	140,000	9,640,400

Materials : 5.69%

Chemicals : 5.69%

Axiall Corporation	4,881	207,833
FMC Corporation	150,000	9,159,000
LyondellBasell Industries Class A	280,000	18,552,800
Valspar Corporation	100,000	6,467,000

		34,386,633

Telecommunication Services : 1.20%

Wireless Telecommunication Services : 1.20%
Crown Castle International Corporation †	100,000	7,239,000

Utilities : 1.19%

Electric Utilities : 0.23%
ITC Holdings Corporation «	15,000	1,369,500

Gas Utilities : 0.96%

National Fuel Gas Company	57,600	3,337,920
ONEOK Incorporated	60,000	2,478,600

		5,816,520

Total Common Stocks (Cost $422,564,704)		512,249,248

3

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 13.55%

Energy : 1.49%

Energy Equipment & Services : 0.95%

Heckmann Corporation	9.88%	4-15-2018	$4,500,000	$4,725,000
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,000,000	1,005,000

				5,730,000

Oil, Gas & Consumable Fuels : 0.54%

Denbury Resources Incorporated	4.63	7-15-2023	1,500,000	1,383,750
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	2,000,000	1,890,000

				3,273,750

Health Care : 3.86%

Health Care Equipment & Supplies : 0.26%
Hologic Incorporated	6.25	8-1-2020	1,500,000	1,555,313

Pharmaceuticals : 3.60%

Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	16,753,000	17,088,060
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	4,560,000	4,628,400

				21,716,460

Industrials : 1.70%

Air Freight & Logistics : 0.17%
Bristow Group Incorporated	6.25	10-15-2022	1,000,000	1,025,000

Building Products : 0.21%
Dycom Investments Incorporated	7.13	1-15-2021	1,200,000	1,272,000

Commercial Services & Supplies : 0.32%

Clean Harbors Incorporated	5.13	6-1-2021	1,000,000	1,007,500
Iron Mountain Incorporated	5.75	8-15-2024	1,000,000	937,500

				1,945,000

Electrical Equipment : 0.66%
General Cable Corporation 144A	5.75	10-1-2022	4,000,000	3,960,000

Road & Rail : 0.34%
Hertz Corporation	6.25	10-15-2022	2,000,000	2,087,500

Materials : 3.54%

Chemicals : 3.28%

Kraton Polymers LLC	6.75	3-1-2019	2,770,000	2,797,700
Olin Corporation	5.50	8-15-2022	2,000,000	2,020,000
Tronox Finance LLC 144A	6.38	8-15-2020	15,863,000	14,950,878

				19,768,578

Containers & Packaging : 0.26%
Sealed Air Corporation 144A	6.50	12-1-2020	1,500,000	1,582,500

Telecommunication Services : 0.33%

Wireless Telecommunication Services : 0.33%
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	2,000,000	1,980,000

4

Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Utilities : 2.63%

Independent Power Producers & Energy Traders : 2.63%

NRG Energy Incorporated 144A		6.63%	3-15-2023	$500,000	$500,000
NRG Energy Incorporated		7.88	5-15-2021	14,418,000	15,391,214

					15,891,214

Total Corporate Bonds and Notes (Cost $81,477,148)					81,787,315

Yankee Corporate Bonds and Notes : 0.78%

Industrials : 0.32%

Electrical Equipment : 0.32%
Sensata Technologies Holdings NV 144A		4.88	10-15-2023	2,000,000	1,925,000

Information Technology : 0.46%

Computers & Peripherals : 0.46%
Seagate Technology HDD Holdings 144A		4.75	6-1-2023	3,000,000	2,797,500

Total Yankee Corporate Bonds and Notes (Cost $5,000,000)					4,722,500

Short-Term Investments : 0.57%

		Yield		Shares
Investment Companies : 0.57%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		1,857,767	1,857,767
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.10		1,594,950	1,594,950

Total Short-Term Investments (Cost $3,452,717)					3,452,717

Total investments in securities (Cost $512,494,569)*	99.74%				602,211,780

Other assets and liabilities, net	0.26				1,600,006

Total net assets	100.00%				$603,811,786

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $512,755,374 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$92,792,569
Gross unrealized depreciation	(3,336,163)

Net unrealized appreciation	$89,456,406

5

Wells Fargo Advantage Diversified Capital Builder (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$512,249,248	$0	$0	$512,249,248
Corporate bonds and notes	0	81,787,315	0	81,787,315

Yankee corporate bonds and notes	0	4,722,500	0	4,722,500
Short-term investments
Investment companies	1,857,767	1,594,950	0	3,452,717

	$514,107,015	$88,104,765	$0	$602,211,780

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 27.06%

Consumer Discretionary : 1.54%

Auto Components : 0.14%
Johnson Controls Incorporated	15,000	$536,850

Distributors : 1.02%
Genuine Parts Company	50,000	3,903,500

Household Durables : 0.23%
Jarden Corporation †	20,000	875,000

Media : 0.15%
DISH Network Corporation	13,000	552,760

Consumer Staples : 3.31%

Food & Staples Retailing : 0.30%
CVS Caremark Corporation	20,000	1,143,600

Food Products : 1.06%

JM Smucker Company	15,000	1,547,250
Kraft Foods Group Incorporated	45,000	2,514,150

		4,061,400

Household Products : 1.48%

Church & Dwight Company Incorporated	35,000	2,159,850
Colgate-Palmolive Company	15,000	859,350
Kimberly-Clark Corporation	27,000	2,622,780

		5,641,980

Personal Products : 0.47%
Estee Lauder Companies Incorporated Class A	27,000	1,775,790

Energy : 2.69%

Energy Equipment & Services : 0.69%

Dresser-Rand Group Incorporated †	25,000	1,499,500
FMC Technologies Incorporated †	20,000	1,113,600

		2,613,100

Oil, Gas & Consumable Fuels : 2.00%

ConocoPhillips Company	5,000	302,500
Kinder Morgan Incorporated	50,000	1,907,500
Phillips 66	70,000	4,123,700
The Williams Companies Incorporated	40,000	1,298,800

		7,632,500

Financials : 9.43%

Commercial Banks : 2.15%

Branch Banking & Trust Corporation	50,000	1,694,000
PNC Financial Services Group Incorporated	67,000	4,885,640
US Bancorp	45,000	1,626,750

		8,206,390

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Shares	Value
REITs : 7.28%

American Tower Corporation	115,000	$8,414,550
HCP Incorporated	75,000	3,408,000
Health Care REIT Incorporated	145,000	9,719,350
Plum Creek Timber Company	110,000	5,133,700
Ventas Incorporated	15,000	1,041,900

		27,717,500

Health Care : 3.18%

Biotechnology : 0.41%

Celgene Corporation †	5,000	584,550
Medivation Incorporated †	20,000	984,000

		1,568,550

Health Care Equipment & Supplies : 0.15%
CareFusion Corporation †	15,000	552,750

Pharmaceuticals : 2.62%

Actavis Incorporated †	6,000	757,320
Allergan Incorporated	30,000	2,527,200
Bristol-Myers Squibb Company	55,000	2,457,950
Eli Lilly & Company	30,000	1,473,600
Forest Laboratories Incorporated †	45,000	1,845,000
Merck & Company Incorporated	20,000	929,000

		9,990,070

Industrials : 2.46%

Building Products : 0.40%

Apogee Enterprises Incorporated	10,000	240,000
Lennox International Incorporated	20,000	1,290,800

		1,530,800

Electrical Equipment : 0.72%
Roper Industries Incorporated	22,000	2,732,840

Machinery : 0.62%

Donaldson Company Incorporated	10,000	356,600
Flowserve Corporation	15,000	810,150
IDEX Corporation	10,000	538,100
Pall Corporation	10,000	664,300

		2,369,150

Road & Rail : 0.72%
Hertz Global Holdings Incorporated «†	110,000	2,728,000

Information Technology : 2.13%

Electronic Equipment, Instruments & Components : 1.41%

Amphenol Corporation Class A	22,000	1,714,680
FEI Company	50,000	3,649,500

		5,364,180

IT Services : 0.72%
Automatic Data Processing Incorporated	40,000	2,754,400

2

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Materials : 1.88%

Chemicals : 1.88%

FMC Corporation	20,000	$1,221,200
LyondellBasell Industries Class A	80,000	5,300,800
Valspar Corporation	10,000	646,700

		7,168,700

Telecommunication Services : 0.38%

Wireless Telecommunication Services : 0.38%
Crown Castle International Corporation †	20,000	1,447,800

Utilities : 0.06%

Gas Utilities : 0.06%
National Fuel Gas Company	4,236	245,476

Total Common Stocks (Cost $88,799,870)		103,113,086

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 65.56%

Consumer Discretionary : 5.07%

Auto Components : 1.00%
Lear Corporation 144A	4.75%	1-15-2023	$4,000,000	3,800,000

Media : 2.06%
DISH DBS Corporation	5.00	3-15-2023	8,160,000	7,854,000

Specialty Retail : 2.01%
Penske Auto Group Incorporated	5.75	10-1-2022	7,511,000	7,661,220

Consumer Staples : 0.56%

Food Products : 0.56%
Post Holdings Incorporated	7.38	2-15-2022	2,000,000	2,140,000

Energy : 12.29%

Energy Equipment & Services : 7.49%

Atwood Oceanics Incorporated	6.50	2-1-2020	2,500,000	2,593,750
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	2,050,000
Dresser-Rand Group Incorporated	6.50	5-1-2021	3,485,000	3,694,100
Heckmann Corporation	9.88	4-15-2018	7,750,000	8,137,500
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	12,000,000	12,060,000

				28,535,350

Oil, Gas & Consumable Fuels : 4.80%

Atlas Pipeline Partners LP 144A	5.88	8-1-2023	6,250,000	5,937,500
CONSOL Energy Incorporated	8.25	4-1-2020	1,775,000	1,859,313
Denbury Resources Incorporated	4.63	7-15-2023	3,000,000	2,767,500
Range Resources Corporation	5.00	3-15-2023	2,000,000	1,955,000
Regency Energy Partners LP 144A	4.50	11-1-2023	1,000,000	905,000
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	5,000,000	4,850,000

				18,274,313

3

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials : 0.39%

REITs : 0.39%
Sabra Health Care Incorporated	5.38%	6-1-2023	$1,500,000	$1,470,000

Health Care : 8.29%

Health Care Equipment & Supplies : 2.19%

Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,040,000
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,157,500
Hologic Incorporated	6.25	8-1-2020	4,000,000	4,147,500

				8,345,000

Pharmaceuticals : 6.10%

Endo Pharmaceuticals Holdings Incorporated	7.00	12-15-2020	7,440,000	7,467,900
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	6,500,000	6,630,000
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	9,000,000	9,135,000

				23,232,900

Industrials : 16.11%

Commercial Services & Supplies : 5.42%

Clean Harbors Incorporated	5.13	6-1-2021	2,000,000	2,015,000
Iron Mountain Incorporated	5.75	8-15-2024	19,880,000	18,637,500

				20,652,500

Construction & Engineering : 3.02%
Dycom Investments Incorporated	7.13	1-15-2021	10,845,000	11,495,700

Electrical Equipment : 3.54%

Belden Incorporated 144A	5.50	9-1-2022	3,500,000	3,438,750
General Cable Corporation 144A	5.75	10-1-2022	10,150,000	10,048,500

				13,487,250

Machinery : 1.26%

Actuant Corporation	5.63	6-15-2022	1,165,000	1,179,563
Oshkosh Corporation	8.50	3-1-2020	3,345,000	3,616,782

				4,796,345

Road & Rail : 2.87%
Hertz Corporation	6.25	10-15-2022	10,500,000	10,959,375

Information Technology : 1.33%

IT Services : 1.33%
Neustar Incorporated 144A	4.50	1-15-2023	5,350,000	5,055,750

Materials : 13.69%

Chemicals : 9.13%

Huntsman International LLC	4.88	11-15-2020	1,100,000	1,086,250
Kraton Polymers LLC	6.75	3-1-2019	15,000,000	15,150,000
Olin Corporation	5.50	8-15-2022	3,250,000	3,282,500
Tronox Finance LLC «144A	6.38	8-15-2020	16,200,000	15,268,500

				34,787,250

Containers & Packaging : 4.08%

Ball Corporation	5.00	3-15-2022	3,400,000	3,383,000

4

Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)

Greif Incorporated	7.75%	8-1-2019	$2,778,000	$3,180,810
Sealed Air Corporation 144A	5.25	4-1-2023	3,650,000	3,549,625
Sealed Air Corporation «144A	6.50	12-1-2020	3,000,000	3,165,000
Sealed Air Corporation 144A	8.38	9-15-2021	2,000,000	2,260,000

				15,538,435

Metals & Mining : 0.48%
Commercial Metals Company	4.88	5-15-2023	2,000,000	1,840,000

Telecommunication Services : 1.90%

Wireless Telecommunication Services : 1.90%

SBA Communications Corporation 144A	5.63	10-1-2019	3,300,000	3,267,000
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	2,000,000	2,005,000
SBA Telecommunications Incorporated	8.25	8-15-2019	1,836,000	1,987,470

				7,259,470

Utilities : 5.93%

Independent Power Producers & Energy Traders : 5.93%

AES Corporation	4.88	5-15-2023	1,000,000	932,500
AES Corporation	8.00	6-1-2020	4,550,000	5,187,000
NRG Energy Incorporated 144A	6.63	3-15-2023	1,000,000	1,000,000
NRG Energy Incorporated	7.88	5-15-2021	14,500,000	15,478,749

				22,598,249

Total Corporate Bonds and Notes (Cost $250,504,986)				249,783,107

Yankee Corporate Bonds and Notes : 5.26%

Energy : 0.80%

Energy Equipment & Services : 0.80%
Precision Drilling Corporation	6.63	11-15-2020	3,000,000	3,045,000

Industrials : 0.50%

Electrical Equipment : 0.50%
Sensata Technologies BV 144A	4.88	10-15-2023	2,000,000	1,925,000

Information Technology : 3.67%

Computers & Peripherals : 3.67%
Seagate Technology HDD Holdings 144A	4.75	6-1-2023	15,000,000	13,987,500

Materials : 0.29%

Chemicals : 0.29%
LyondellBasell Industries NV	5.75	4-15-2024	1,000,000	1,099,000

Total Yankee Corporate Bonds and Notes (Cost $20,995,368)				20,056,500

Short-Term Investments : 2.24%

	Yield		Shares
Investment Companies : 2.24%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		1,903,187	1,903,187

5

Portfolio of investments — June 30, 2013 (unaudited)Wells Fargo	Advantage Diversified Income Builder Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.10%	6,626,275	$6,626,275

Total Short-Term Investments (Cost $8,529,462)				8,529,462

Total investments in securities (Cost $368,829,686)*	100.12%			381,482,155

Other assets and liabilities, net	(0.12)			(462,013)

Total net assets	100.00%			$381,020,142

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $369,078,994 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,426,646
Gross unrealized depreciation	(7,023,485)

Net unrealized appreciation	$12,403,161

6

Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$103,113,086	$0	$0	$103,113,086
Corporate bonds and notes	0	249,783,107	0	249,783,107
Yankee corporate bonds and notes	0	20,056,500	0	20,056,500
Short-term investments
Investment companies	1,903,187	6,626,275	0	8,529,462

	$105,016,273	$276,465,882	$0	$381,482,155

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.02%
FHLMC	10.50%	1-1-2016	$309	$333
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	103,448	119,598

Total Agency Securities (Cost $110,642)				119,931

			Shares
Common Stocks : 58.90%

Consumer Discretionary : 7.20%

Auto Components : 0.22%

BorgWarner Incorporated «†			3,321	286,104
Delphi Automotive plc			8,354	423,464
Johnson Controls Incorporated			19,681	704,383
The Goodyear Tire & Rubber Company †			7,054	107,856

				1,521,807

Automobiles : 0.41%

Ford Motor Company			112,946	1,747,275
General Motors Company †			22,117	736,717
Harley-Davidson Incorporated			6,438	352,931

				2,836,923

Distributors : 0.05%
Genuine Parts Company			4,453	347,646

Diversified Consumer Services : 0.04%

Apollo Group Incorporated Class A †			2,878	50,998
H&R Block Incorporated			7,823	217,088

				268,086

Hotels, Restaurants & Leisure : 1.06%

Carnival Corporation			12,755	437,369
Chipotle Mexican Grill Incorporated †			889	323,907
Darden Restaurants Incorporated			3,728	188,189
International Game Technology			7,481	125,008
Marriott International Incorporated Class A			6,881	277,786
McDonald’s Corporation			28,805	2,851,695
Starbucks Corporation			21,509	1,408,624
Starwood Hotels & Resorts Worldwide Incorporated			5,588	353,106
Wyndham Worldwide Corporation			3,905	223,483
Wynn Resorts Limited			2,291	293,248
Yum! Brands Incorporated			12,924	896,150

				7,378,565

Household Durables : 0.19%

D.R. Horton Incorporated			8,056	171,432
Garmin Limited «			3,148	113,832
Harman International Industries Incorporated			1,952	105,798
Leggett & Platt Incorporated «			4,106	127,656
Lennar Corporation			4,755	171,370
Newell Rubbermaid Incorporated			8,290	217,613
Pulte Homes Incorporated †			9,796	185,830
Whirlpool Corporation			2,274	260,055

				1,353,586

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Internet & Catalog Retail : 0.69%

Amazon.com Incorporated †	10,464	$2,905,748
Expedia Incorporated	2,677	161,022
Netflix Incorporated «†	1,614	340,699
priceline.com Incorporated †	1,481	1,224,980
TripAdvisor Incorporated †	3,172	193,080

		4,825,529

Leisure Equipment & Products : 0.09%

Hasbro Incorporated «	3,309	148,342
Mattel Incorporated	9,925	449,702

		598,044

Media : 2.17%

Cablevision Systems Corporation New York Group Class A	6,216	104,553
CBS Corporation Class B	16,395	801,224
Comcast Corporation Class A	75,661	3,168,683
DIRECTV Group Incorporated †	16,049	988,939
Discovery Communications Incorporated Class A †	7,030	542,786
Gannett Company Incorporated	6,575	160,825
Interpublic Group of Companies Incorporated	12,308	179,081
News Corporation Class A	57,187	1,864,296
Omnicom Group Incorporated	7,428	466,998
Scripps Networks Interactive Incorporated	2,444	163,161
Time Warner Cable Incorporated	8,358	940,108
Time Warner Incorporated	26,784	1,548,651
Viacom Incorporated Class B	12,816	872,129
Walt Disney Company	51,744	3,267,634
Washington Post Company Class B	128	61,923

		15,130,991

Multiline Retail : 0.48%

Dollar General Corporation †	8,652	436,320
Dollar Tree Incorporated †	6,430	326,901
Family Dollar Stores Incorporated	2,742	170,854
JCPenney Company Incorporated †	4,115	70,284
Kohl’s Corporation	5,854	295,686
Macy’s Incorporated	11,024	529,152
Nordstrom Incorporated	4,272	256,064
Target Corporation	18,437	1,269,572

		3,354,833

Specialty Retail : 1.37%

Abercrombie & Fitch Company Class A	2,250	101,813
AutoNation Incorporated †	1,115	48,380
AutoZone Incorporated †	1,042	441,485
Bed Bath & Beyond Incorporated †	6,281	445,323
Best Buy Company Incorporated	7,714	210,824
CarMax Incorporated †	6,450	297,732
GameStop Corporation Class A «	3,418	143,659
Gap Incorporated	8,330	347,611
Home Depot Incorporated	41,971	3,251,493
Limited Brands Incorporated	6,901	339,874
Lowe’s Companies Incorporated	30,810	1,260,129
O’Reilly Automotive Incorporated †	3,172	357,231
PetSmart Incorporated	2,967	198,759
Ross Stores Incorporated	6,313	409,146
Staples Incorporated	19,073	302,498
Tiffany & Company	3,446	251,007
TJX Companies Incorporated	20,679	1,035,191

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)

Urban Outfitters Incorporated †	3,164	$127,256

		9,569,411

Textiles, Apparel & Luxury Goods : 0.43%

Coach Incorporated	8,073	460,888
Fossil Group Incorporated †	1,517	156,721
Nike Incorporated Class B	20,796	1,324,289
PVH Corporation	2,327	290,991
Ralph Lauren Corporation	1,751	304,219
VF Corporation	2,516	485,739

		3,022,847

Consumer Staples : 6.18%

Beverages : 1.41%

Beam Incorporated	4,622	291,694
Brown-Forman Corporation Class B «	4,356	294,248
Coca-Cola Enterprises Incorporated	7,400	260,184
Constellation Brands Incorporated Class A †	4,429	230,839
Dr Pepper Snapple Group Incorporated	5,862	269,242
Molson Coors Brewing Company	4,513	215,992
Monster Beverage Corporation †	4,147	252,013
PepsiCo Incorporated	44,432	3,634,093
The Coca-Cola Company	110,047	4,413,985

		9,862,290

Food & Staples Retailing : 1.40%

Costco Wholesale Corporation	12,546	1,387,211
CVS Caremark Corporation	35,179	2,011,535
Kroger Company	14,942	516,097
Safeway Incorporated	6,925	163,846
Sysco Corporation «	17,052	582,496
Wal-Mart Stores Incorporated	47,069	3,506,170
Walgreen Company	24,770	1,094,834
Whole Foods Market Incorporated	9,909	510,115

		9,772,304

Food Products : 0.98%

Archer Daniels Midland Company	18,936	642,120
Campbell Soup Company	5,129	229,728
ConAgra Foods Incorporated	11,974	418,252
General Mills Incorporated	18,521	898,824
Hormel Foods Corporation	3,881	149,729
JM Smucker Company	3,080	317,702
Kellogg Company	7,291	468,301
Kraft Foods Group Incorporated	17,080	954,260
McCormick & Company Incorporated	3,788	266,524
Mead Johnson Nutrition Company	5,818	460,960
Mondelez International Incorporated Class A	51,268	1,462,676
The Hershey Company	4,308	384,618
Tyson Foods Incorporated Class A	8,157	209,472

		6,863,166

Household Products : 1.28%

Clorox Company	3,780	314,269
Colgate-Palmolive Company	25,189	1,443,078
Kimberly-Clark Corporation	11,048	1,073,203

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Household Products (continued)

Procter & Gamble Company	78,745	$6,062,578

		8,893,128

Personal Products : 0.10%

Avon Products Incorporated	12,441	261,634
Estee Lauder Companies Incorporated Class A	6,909	454,405

		716,039

Tobacco : 1.01%

Altria Group Incorporated	57,711	2,019,308
Lorillard Incorporated	10,851	473,972
Philip Morris International	46,988	4,070,101
Reynolds American Incorporated	9,148	442,489

		7,005,870

Energy : 6.21%

Energy Equipment & Services : 1.05%

Baker Hughes Incorporated	12,695	585,620
Cameron International Corporation †	7,126	435,826
Diamond Offshore Drilling Incorporated «	1,997	137,374
Ensco plc Class A	6,691	388,881
FMC Technologies Incorporated †	6,812	379,292
Halliburton Company	26,780	1,117,262
Helmerich & Payne Incorporated	3,056	190,847
Nabors Industries Limited	8,463	129,569
National Oilwell Varco Incorporated	12,276	845,816
Noble Corporation	7,275	273,395
Rowan Companies plc †	3,567	121,528
Schlumberger Limited	38,195	2,737,054

		7,342,464

Oil, Gas & Consumable Fuels : 5.16%

Anadarko Petroleum Corporation	14,406	1,237,908
Apache Corporation	11,257	943,674
Cabot Oil & Gas Corporation	6,055	430,026
Chesapeake Energy Corporation «	14,909	303,845
Chevron Corporation	55,710	6,592,721
ConocoPhillips Company	35,126	2,125,123
CONSOL Energy Incorporated	6,567	177,966
Denbury Resources Incorporated †	10,722	185,705
Devon Energy Corporation	10,847	562,742
EOG Resources Incorporated	7,815	1,029,079
EQT Corporation	4,320	342,878
Exxon Mobil Corporation	127,747	11,541,941
Hess Corporation	8,580	570,484
Kinder Morgan Incorporated	18,151	692,461
Marathon Oil Corporation	20,365	704,222
Marathon Petroleum Corporation	9,333	663,203
Murphy Oil Corporation	5,214	317,480
Newfield Exploration Company †	3,889	92,908
Noble Energy Incorporated	10,319	619,553
Occidental Petroleum Corporation	23,148	2,065,496
Peabody Energy Corporation	7,746	113,401
Phillips 66	17,792	1,048,127
Pioneer Natural Resources Company	3,925	568,144
QEP Resources Incorporated	5,149	143,039
Range Resources Corporation	4,686	362,322
Southwestern Energy Company †	10,098	368,880
Spectra Energy Corporation	19,226	662,528

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Corporation	3,901	$204,100
The Williams Companies Incorporated	19,612	636,802
Valero Energy Corporation	15,666	544,707
WPX Energy Incorporated †	5,753	108,962

		35,960,427

Financials : 9.82%

Capital Markets : 1.26%

Ameriprise Financial Incorporated	5,790	468,295
Bank of New York Mellon Corporation	33,347	935,383
BlackRock Incorporated	3,587	921,321
Charles Schwab Corporation	31,627	671,441
E*TRADE Financial Corporation †	8,242	104,344
Franklin Resources Incorporated	3,970	539,999
Goldman Sachs Group Incorporated	12,381	1,872,626
Invesco Limited	12,775	406,245
Legg Mason Incorporated «	3,205	99,387
Morgan Stanley	39,423	963,104
Northern Trust Corporation	6,253	362,049
State Street Corporation	13,102	854,381
T. Rowe Price Group Incorporated	7,452	545,114

		8,743,689

Commercial Banks : 1.74%

Branch Banking & Trust Corporation	20,160	683,021
Comerica Incorporated	5,363	213,608
Fifth Third Bancorp	25,129	453,578
Huntington Bancshares Incorporated	24,098	189,892
KeyCorp	26,445	291,953
M&T Bank Corporation	3,523	393,695
PNC Financial Services Group Incorporated	15,211	1,109,186
Regions Financial Corporation	40,606	386,975
SunTrust Banks Incorporated	15,485	488,861
US Bancorp	53,141	1,921,047
Wells Fargo & Company (l)	141,518	5,840,448
Zions Bancorporation	5,294	152,891

		12,125,155

Consumer Finance : 0.58%

American Express Company	27,460	2,052,910
Capital One Financial Corporation	16,782	1,054,077
Discover Financial Services	14,088	671,152
SLM Corporation	12,763	291,762

		4,069,901

Diversified Financial Services : 2.34%

Bank of America Corporation	309,731	3,983,141
Citigroup Incorporated	87,426	4,193,825
CME Group Incorporated	8,826	670,599
IntercontinentalExchange Incorporated †	2,089	371,341
JPMorgan Chase & Company	108,593	5,732,624
Leucadia National Corporation	8,475	222,215
McGraw-Hill Companies Incorporated	7,875	418,871
Moody’s Corporation	5,572	339,502
NASDAQ OMX Group Incorporated	3,382	110,896

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Diversified Financial Services (continued)

NYSE Euronext Incorporated	6,981	$289,013

		16,332,027

Insurance : 2.59%

ACE Limited	9,772	874,399
AFLAC Incorporated	13,396	778,576
Allstate Corporation	13,464	647,888
American International Group Incorporated †	42,418	1,896,085
Aon plc	8,882	571,557
Assurant Incorporated	2,210	112,511
Berkshire Hathaway Incorporated Class B †	52,412	5,865,951
Chubb Corporation	7,444	630,135
Cincinnati Financial Corporation «	4,223	193,836
Genworth Financial Incorporated †	14,165	161,623
Lincoln National Corporation	7,714	281,330
Loews Corporation	8,830	392,052
Marsh & McLennan Companies Incorporated	15,815	631,335
MetLife Incorporated	31,462	1,439,701
Principal Financial Group Incorporated «	7,924	296,754
Prudential Financial Incorporated	13,387	977,653
The Hartford Financial Services Group Incorporated	13,098	404,990
The Progressive Corporation	15,924	404,788
The Travelers Companies Incorporated	10,815	864,335
Torchmark Corporation	2,657	173,077
UNUM Group	7,670	225,268
XL Group plc	8,322	252,323

		18,076,167

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	8,725	203,816

REITs : 1.24%

American Tower Corporation	11,362	831,358
Apartment Investment & Management Company Class A	4,191	125,898
AvalonBay Communities Incorporated	3,494	471,376
Boston Properties Incorporated	4,360	459,849
Equity Residential	9,208	534,616
HCP Incorporated	13,057	593,310
Health Care REIT Incorporated	8,173	547,836
Host Hotels & Resorts Incorporated «	21,396	360,951
Kimco Realty Corporation «	11,745	251,695
Plum Creek Timber Company	4,678	218,322
Prologis Incorporated	14,314	539,924
Public Storage Incorporated	4,147	635,860
Simon Property Group Incorporated	8,930	1,410,226
The Macerich Company	3,949	240,771
Ventas Incorporated	8,423	585,062
Vornado Realty Trust	4,888	404,971
Weyerhaeuser Company	15,735	448,290

		8,660,315

Thrifts & Mortgage Finance : 0.04%

Hudson City Bancorp Incorporated	13,657	125,098
People’s United Financial Incorporated «	9,740	145,126

		270,224

Health Care : 7.44%

Biotechnology : 1.18%

Alexion Pharmaceuticals Incorporated †	5,604	516,913

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Biotechnology (continued)

Amgen Incorporated	21,549	$2,126,024
Biogen IDEC Incorporated †	6,820	1,467,664
Celgene Corporation †	11,982	1,400,816
Gilead Sciences Incorporated †	43,824	2,244,227
Regeneron Pharmaceutical Incorporated †	2,194	493,387

		8,249,031

Health Care Equipment & Supplies : 1.27%

Abbott Laboratories	44,786	1,562,136
Baxter International Incorporated	15,570	1,078,534
Becton Dickinson & Company «	5,580	551,471
Boston Scientific Corporation †	38,758	359,287
C.R. Bard Incorporated	2,150	233,662
CareFusion Corporation †	6,313	232,634
Covidien plc	13,516	849,345
DENTSPLY International Incorporated	4,115	168,550
Edwards Lifesciences Corporation †	3,245	218,064
Intuitive Surgical Incorporated †	1,155	585,100
Medtronic Incorporated	29,058	1,495,615
St. Jude Medical Incorporated	8,141	371,474
Stryker Corporation	8,254	533,869
Varian Medical Systems Incorporated †	3,116	210,174
Zimmer Holdings Incorporated	4,835	362,335

		8,812,250

Health Care Providers & Services : 1.20%

Aetna Incorporated	10,867	690,489
AmerisourceBergen Corporation	6,635	370,432
Cardinal Health Incorporated	9,820	463,504
CIGNA Corporation	8,197	594,201
DaVita Incorporated †	2,431	293,665
Express Scripts Holding Corporation †	23,454	1,446,877
Humana Incorporated	4,525	381,820
Laboratory Corporation of America Holdings †	2,669	267,167
McKesson Corporation	6,510	745,395
Patterson Companies Incorporated	2,403	90,353
Quest Diagnostics Incorporated	4,541	275,321
Tenet Healthcare Corporation †	2,975	137,148
UnitedHealth Group Incorporated	29,304	1,918,826
WellPoint Incorporated	8,628	706,116

		8,381,314

Health Care Technology : 0.06%
Cerner Corporation †	4,195	403,098

Life Sciences Tools & Services : 0.29%

Agilent Technologies Incorporated	9,897	423,196
Life Technologies Corporation †	4,948	366,201
PerkinElmer Incorporated	3,217	104,553
Thermo Fisher Scientific Incorporated	10,311	872,620
Waters Corporation †	2,460	246,123

		2,012,693

Pharmaceuticals : 3.44%

AbbVie Incorporated	45,503	1,881,094
Actavis Incorporated †	3,672	463,480
Allergan Incorporated	8,515	717,304
Bristol-Myers Squibb Company	47,194	2,109,100

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Pharmaceuticals (continued)

Eli Lilly & Company	28,483	$1,399,085
Forest Laboratories Incorporated †	6,740	276,340
Hospira Incorporated †	4,755	182,164
Johnson & Johnson Services Incorporated	80,702	6,929,074
Merck & Company Incorporated	86,758	4,029,909
Mylan Laboratories Incorporated †	10,947	339,685
Perrigo Company	2,540	307,340
Pfizer Incorporated	191,728	5,370,301

		24,004,876

Industrials : 5.99%

Aerospace & Defense : 1.50%

General Dynamics Corporation	9,538	747,112
Honeywell International Incorporated	22,604	1,793,401
L-3 Communications Holdings Incorporated	2,584	221,552
Lockheed Martin Corporation	7,642	828,851
Northrop Grumman Corporation	6,756	559,397
Precision Castparts Corporation	4,203	949,920
Raytheon Company	9,325	616,569
Rockwell Collins Incorporated «	3,897	247,109
Textron Incorporated	7,984	207,983
The Boeing Company	19,616	2,009,463
United Technologies Corporation	24,299	2,258,349

		10,439,706

Air Freight & Logistics : 0.44%

C.H. Robinson Worldwide Incorporated	4,614	259,814
Expeditors International of Washington Incorporated	5,935	225,589
FedEx Corporation	8,467	834,677
United Parcel Service Incorporated Class B	20,414	1,765,403

		3,085,483

Airlines : 0.04%
Southwest Airlines Company	20,752	267,493

Building Products : 0.03%
Masco Corporation	10,251	199,792

Commercial Services & Supplies : 0.32%

Avery Dennison Corporation	2,862	122,379
Cintas Corporation	2,991	136,210
Iron Mountain Incorporated	4,819	128,234
Pitney Bowes Incorporated «	5,790	84,997
Republic Services Incorporated	8,528	289,440
Stericycle Incorporated †	2,480	273,866
The ADT Corporation	6,285	250,457
Tyco International Limited	13,331	439,256
Waste Management Incorporated	12,614	508,723

		2,233,562

Construction & Engineering : 0.09%

Fluor Corporation	4,678	277,452
Jacobs Engineering Group Incorporated †	3,756	207,068
Quanta Services Incorporated †	6,116	161,829

		646,349

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Electrical Equipment : 0.26%

Emerson Electric Company	20,655	$1,126,524
Rockwell Automation Incorporated	4,014	333,724
Roper Industries Incorporated	2,846	353,530

		1,813,778

Industrial Conglomerates : 1.43%

3M Company	18,243	1,994,872
Danaher Corporation	16,717	1,058,186
General Electric Company	297,084	6,889,378

		9,942,436

Machinery : 1.16%

Caterpillar Incorporated	18,892	1,558,401
Cummins Incorporated	5,069	549,784
Deere & Company	11,149	905,856
Dover Corporation	4,916	381,777
Eaton Corporation plc	13,593	894,555
Flowserve Corporation	4,106	221,765
Illinois Tool Works Incorporated	11,906	823,538
Ingersoll-Rand plc	7,984	443,272
Joy Global Incorporated	3,052	148,114
Paccar Incorporated	10,162	545,293
Pall Corporation	3,205	212,908
Parker Hannifin Corporation	4,288	409,075
Pentair Limited	5,870	338,640
Snap-On Incorporated	1,675	149,712
Stanley Black & Decker Incorporated	4,650	359,445
Xylem Incorporated	5,322	143,375

		8,085,510

Professional Services : 0.06%

Dun & Bradstreet Corporation «	1,147	111,775
Equifax Incorporated	3,466	204,251
Robert Half International Incorporated	4,010	133,252

		449,278

Road & Rail : 0.55%

CSX Corporation	29,360	680,858
Kansas City Southern Railway	3,164	335,257
Norfolk Southern Corporation	9,051	657,555
Ryder System Incorporated	1,493	90,759
Union Pacific Corporation	13,412	2,069,203

		3,833,632

Trading Companies & Distributors : 0.11%

Fastenal Company	7,754	355,521
W.W. Grainger Incorporated	1,719	433,497

		789,018

Information Technology : 10.49%

Communications Equipment : 1.13%

Cisco Systems Incorporated	153,549	3,732,776
F5 Networks Incorporated †	2,262	155,626
Harris Corporation «	3,148	155,039

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Communications Equipment (continued)

JDS Uniphase Corporation †	6,796	$97,726
Juniper Networks Incorporated †	14,543	280,825
Motorola Solutions Incorporated	7,803	450,467
QUALCOMM Incorporated	49,642	3,032,133

		7,904,592

Computers & Peripherals : 2.24%

Apple Incorporated	26,969	10,681,882
Dell Incorporated	42,169	562,956
EMC Corporation †	60,360	1,425,703
Hewlett-Packard Company	55,408	1,374,118
NetApp Incorporated †	10,356	391,250
SanDisk Corporation †	6,989	427,028
Seagate Technology plc	9,168	411,001
Western Digital Corporation	6,112	379,494

		15,653,432

Electronic Equipment, Instruments & Components : 0.26%

Amphenol Corporation Class A	4,590	357,745
Corning Incorporated	42,382	603,096
FLIR Systems Incorporated	4,074	109,876
Jabil Circuit Incorporated	5,298	107,973
Molex Incorporated «	3,982	116,832
TE Connectivity Limited	11,934	543,474

		1,838,996

Internet Software & Services : 1.38%

Akamai Technologies Incorporated †	5,105	217,218
eBay Incorporated †	33,556	1,735,516
Google Incorporated Class A †	7,722	6,798,217
VeriSign Incorporated †	4,332	193,467
Yahoo! Incorporated †	27,371	687,286

		9,631,704

IT Services : 2.14%

Accenture plc	18,678	1,344,069
Automatic Data Processing Incorporated	13,939	959,840
Cognizant Technology Solutions Corporation Class A †	8,664	542,453
Computer Sciences Corporation	4,316	188,911
Fidelity National Information Services Incorporated	8,423	360,841
Fiserv Incorporated †	3,825	334,343
International Business Machines Corporation	29,944	5,722,598
MasterCard Incorporated Class A	3,003	1,725,224
Paychex Incorporated «	9,305	339,819
SAIC Incorporated «	8,169	113,794
Teradata Corporation †	4,694	235,780
Total System Services Incorporated	4,622	113,147
Visa Incorporated Class A	14,559	2,660,657
Western Union Company	16,005	273,846

		14,915,322

Office Electronics : 0.05%
Xerox Corporation	35,279	319,981

Semiconductors & Semiconductor Equipment : 1.23%

Advanced Micro Devices Incorporated «†	17,450	71,196
Altera Corporation	9,196	303,376
Analog Devices Incorporated	8,854	398,961

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

Applied Materials Incorporated	34,522	$514,723
Broadcom Corporation Class A	15,091	509,472
First Solar Incorporated †	1,908	85,345
Intel Corporation	142,822	3,459,149
KLA-Tencor Corporation	4,767	265,665
Lam Research Corporation †	4,674	207,245
Linear Technology Corporation	6,700	246,828
LSI Corporation †	15,787	112,719
Microchip Technology Incorporated	5,665	211,021
Micron Technology Incorporated †	29,594	424,082
NVIDIA Corporation	16,605	232,968
Teradyne Incorporated «†	5,475	96,196
Texas Instruments Incorporated	31,865	1,111,133
Xilinx Incorporated	7,581	300,283

		8,550,362

Software : 2.06%

Adobe Systems Incorporated †	14,422	657,066
Autodesk Incorporated †	6,458	219,185
BMC Software Incorporated †	3,805	171,758
CA Incorporated	9,514	272,386
Citrix Systems Incorporated †	5,375	324,274
Electronic Arts Incorporated †	8,693	199,678
Intuit Incorporated	8,020	489,461
Microsoft Corporation	215,943	7,456,512
Oracle Corporation	105,565	3,242,957
Red Hat Incorporated †	5,447	260,476
Salesforce.com Incorporated †	15,594	595,379
Symantec Corporation †	20,015	449,737

		14,338,869

Materials : 1.93%

Chemicals : 1.41%

Air Products & Chemicals Incorporated	5,987	548,230
Airgas Incorporated	1,892	180,610
CF Industries Holdings Incorporated	1,703	292,065
Dow Chemical Company	34,752	1,117,972
E.I. du Pont de Nemours & Company	26,445	1,388,363
Eastman Chemical Company	4,453	311,755
Ecolab Incorporated	7,654	652,044
FMC Corporation	3,909	238,684
International Flavors & Fragrances Incorporated	2,343	176,100
LyondellBasell Industries NV Class A	10,911	722,963
Monsanto Company	15,336	1,515,197
Mosaic Company	7,952	427,897
PPG Industries Incorporated	4,098	599,988
Praxair Incorporated	8,495	978,284
Sigma-Aldrich Corporation «	3,458	277,885
The Sherwin-Williams Company	2,460	434,436

		9,862,473

Construction Materials : 0.03%
Vulcan Materials Company «	3,732	180,666

Containers & Packaging : 0.11%

Ball Corporation	4,276	177,625
Bemis Company Incorporated	2,955	115,659
MeadWestvaco Corporation	5,085	173,449

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name	Shares	Value
Containers & Packaging (continued)

Owens-Illinois Incorporated †	4,727	$131,363
Sealed Air Corporation	5,624	134,695

		732,791

Metals & Mining : 0.30%

Alcoa Incorporated	30,725	240,270
Allegheny Technologies Incorporated	3,100	81,561
Cliffs Natural Resources Incorporated «	4,396	71,435
Freeport-McMoRan Copper & Gold Incorporated Class B	29,828	823,551
Newmont Mining Corporation	14,285	427,836
Nucor Corporation	9,132	395,598
United States Steel Corporation «	4,147	72,697

		2,112,948

Paper & Forest Products : 0.08%
International Paper Company	12,779	566,237

Telecommunication Services : 1.68%

Diversified Telecommunication Services : 1.50%

AT&T Incorporated	154,571	5,471,813
CenturyTel Incorporated «	17,499	618,590
Frontier Communications Corporation «	28,664	116,089
Verizon Communications Incorporated	82,204	4,138,149
Windstream Corporation «	17,031	131,309

		10,475,950

Wireless Telecommunication Services : 0.18%

Crown Castle International Corporation †	8,423	609,741
Sprint Nextel Corporation †	86,709	608,697

		1,218,438

Utilities : 1.96%

Electric Utilities : 1.11%

American Electric Power Company Incorporated	13,963	625,263
Duke Energy Corporation	20,277	1,368,698
Edison International	9,361	450,826
Entergy Corporation	5,117	356,553
Exelon Corporation	24,589	759,308
FirstEnergy Corporation	12,014	448,603
Nextera Energy Incorporated	12,200	994,056
Northeast Utilities	9,039	379,819
Pepco Holdings Incorporated	7,142	143,983
Pinnacle West Capital Corporation	3,160	175,285
PPL Corporation	17,019	514,995
The Southern Company	25,008	1,103,603
Xcel Energy Incorporated	14,285	404,837

		7,725,829

Gas Utilities : 0.06%

AGL Resources Incorporated	3,394	145,467
ONEOK Incorporated	5,922	244,638

		390,105

Independent Power Producers & Energy Traders : 0.07%

AES Corporation	17,800	213,422

Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Independent Power Producers & Energy Traders (continued)

NRG Energy Incorporated	9,264	$247,349

		460,771

Multi-Utilities : 0.72%
Ameren Corporation	6,969	240,012
CenterPoint Energy Incorporated	12,312	289,209
CMS Energy Corporation	7,634	207,416
Consolidated Edison Incorporated	8,415	490,679
Dominion Resources Incorporated	16,597	943,042
DTE Energy Company	4,996	334,782
Integrys Energy Group Incorporated «	2,274	133,097
NiSource Incorporated	8,966	256,786
PG&E Corporation	12,703	580,908
Public Service Enterprise Group Incorporated	14,535	474,713
SCANA Corporation	4,006	196,695
Sempra Energy	6,474	529,314
TECO Energy Incorporated	5,874	100,967
Wisconsin Energy Corporation	6,571	269,340

		5,046,960

Total Common Stocks (Cost $285,043,760)		410,680,975

	Interest rate	Maturity date	Principal
Non-Agency Mortgage Backed Securities : 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.52%	12-25-2034	$25,242	23,453
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.15	12-25-2034	6,964	6,484

Total Non-Agency Mortgage Backed Securities (Cost $32,206)				29,937

U.S. Treasury Securities : 35.88%
U.S. Treasury Bond	2.75	8-15-2042	11,977,000	10,350,751
U.S. Treasury Bond	2.75	11-15-2042	10,660,000	9,204,249
U.S. Treasury Bond	2.88	5-15-2043	2,160,000	1,914,300
U.S. Treasury Bond	3.00	5-15-2042	8,536,000	7,790,432
U.S. Treasury Bond	3.13	11-15-2041	11,934,000	11,203,042
U.S. Treasury Bond	3.13	2-15-2042	9,800,000	9,187,500
U.S. Treasury Bond	3.13	2-15-2043	13,024,000	12,173,377
U.S. Treasury Bond	3.50	2-15-2039	9,195,000	9,354,478
U.S. Treasury Bond	3.75	8-15-2041	15,975,000	16,886,070
U.S. Treasury Bond	3.88	8-15-2040	12,868,000	13,923,575
U.S. Treasury Bond	4.25	5-15-2039	10,503,000	12,088,302
U.S. Treasury Bond	4.25	11-15-2040	14,576,000	16,776,072
U.S. Treasury Bond	4.38	2-15-2038	5,198,000	6,092,217
U.S. Treasury Bond	4.38	11-15-2039	12,725,000	14,935,969
U.S. Treasury Bond	4.38	5-15-2040	14,734,000	17,298,629
U.S. Treasury Bond	4.38	5-15-2041	13,209,000	15,508,185
U.S. Treasury Bond	4.50	2-15-2036	7,019,000	8,364,676
U.S. Treasury Bond	4.50	5-15-2038	6,588,000	7,867,515
U.S. Treasury Bond	4.50	8-15-2039	7,736,000	9,256,604
U.S. Treasury Bond	4.63	2-15-2040	13,479,000	16,440,174
U.S. Treasury Bond	4.75	2-15-2037	3,060,000	3,778,145
U.S. Treasury Bond	4.75	2-15-2041	11,532,000	14,344,724
U.S. Treasury Bond	5.00	5-15-2037	4,273,000	5,458,091

Total U.S. Treasury Securities (Cost $233,504,529)				250,197,077

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund

Security name		Yield			Shares	Value
Short-Term Investments : 5.96%

Investment Companies : 4.04%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%		22,162,800		$22,162,800
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.10		6,002,066		6,002,066

						28,164,866

			Maturity date		Principal
U.S. Treasury Securities : 1.92%

U.S. Treasury Bill (z)#		0.01	7-11-2013		$6,700,000	6,699,972
U.S. Treasury Bill (z)#		0.02	7-18-2013		6,700,000	6,699,921

						13,399,893

Total Short-Term Investments (Cost $41,564,759)						41,564,759

Total investments in securities (Cost $560,255,896)*	100.76%					702,592,679

Other assets and liabilities, net	(0.76)					(5,317,964)

Total net assets	100.00%					$697,274,715

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
±	Variable rate investment. The rate shown is the rate in effect at period end.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $590,966,191 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$158,255,865
Gross unrealized depreciation	(46,629,377)

Net unrealized appreciation	$111,626,488

Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$119,931	$0	$119,931

Equity securities

Common stocks	410,680,975	0	0	410,680,975
Non-agency mortgage backed securities	0	29,937	0	29,937
U.S. Treasury securities	250,197,077	0	0	250,197,077

Short-term investments

Investment companies	22,162,800	6,002,066	0	28,164,866

U.S. Treasury securities	0	13,399,893	0	13,399,893

	$683,040,852	$19,551,827	$0	$702,592,679

As of June 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$5,006,803	$0	$0	$5,006,803

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of June 30, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At June 30, 2013, the Fund had long and short futures contracts outstanding as follows:

			Contract
Expiration			value at	Unrealized
date	Contracts	Type	June 30, 2013	gains (losses)
9-19-2013	470 Long	S&P 500 Index	$187,917,750	$(560,035)
9-19-2013	66 Long	U.S. Treasury Bonds	8,965,688	(131,496)
9-19-2013	1,333 Short	U.S. Treasury Bonds	181,079,719	5,698,334

Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name		Shares	Value
Investment Companies : 100.11%
Asset Allocation Trust (l)		478,468,189	$6,649,462,783

Total Investment Companies (Cost $5,339,663,152)			6,649,462,783

Total investments in securities (Cost $5,339,663,152)*	100.11%		6,649,462,783

Other assets and liabilities, net	(0.11)		(7,452,628)

Total net assets	100.00%		$6,642,010,155

(l)	Investment in an affiliate
*	Cost for federal income tax purposes is $5,339,838,745 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,309,624,038
Gross unrealized depreciation	0

Net unrealized appreciation	$1,309,624,038

1

Wells Fargo Advantage Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2013 (unaudited)

The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). The Fund records its investment in Asset Allocation Trust at fair value.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

The Fund fair values its investment in Asset Allocation Trust at net asset value.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value

Common Stocks : 93.73%

Consumer Discretionary : 13.30%

Hotels, Restaurants & Leisure : 1.45%
Darden Restaurants Incorporated «	47,800	$2,412,944

Household Durables : 2.32%
NVR Incorporated †	4,200	3,872,400

Leisure Equipment & Products : 2.47%
Hasbro Incorporated «	91,700	4,110,911

Media : 2.58%
Omnicom Group Incorporated «	68,500	4,306,595

Specialty Retail : 1.97%
Best Buy Company Incorporated «	119,830	3,274,954

Textiles, Apparel & Luxury Goods : 2.51%
Gildan Activewear Incorporated	103,200	4,180,632

Consumer Staples : 2.21%

Beverages : 1.34%
Coca-Cola Enterprises Incorporated	63,600	2,236,176

Personal Products : 0.87%
Avon Products Incorporated	68,500	1,440,555

Energy : 1.65%

Oil, Gas & Consumable Fuels : 1.65%
Noble Energy Incorporated	45,800	2,749,832

Financials : 19.72%

Commercial Banks : 6.63%

City National Corporation «	60,500	3,833,885
TCF Financial Corporation «	293,600	4,163,248
Umpqua Holdings Corporation «	202,900	3,045,529

		11,042,662

Insurance : 13.09%

Axis Capital Holdings Limited	76,600	3,506,748
RenaissanceRe Holdings Limited	51,800	4,495,722
Stancorp Financial Group Incorporated «	79,000	3,903,390
Stewart Information Services Corporation «	120,400	3,153,276
Torchmark Corporation	63,800	4,155,932
Willis Group Holdings plc	63,900	2,605,842

		21,820,910

Health Care : 9.84%

Health Care Equipment & Supplies : 2.43%
West Pharmaceutical Services Incorporated	57,600	4,046,976

Health Care Providers & Services : 7.41%

Cardinal Health Incorporated «	92,500	4,366,000
MEDNAX Incorporated «†	34,100	3,122,878
Quest Diagnostics Incorporated «	80,100	4,856,463

		12,345,341

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund

Security name	Shares	Value
Industrials : 18.55%

Building Products : 2.51%
Quanex Building Products Corporation «	248,200	$4,179,688

Commercial Services & Supplies : 7.58%

Brink’s Company	108,000	2,755,080
Cintas Corporation «	71,700	3,265,218
G&K Services Incorporated Class A	55,900	2,660,840
Steelcase Incorporated	271,000	3,951,180

		12,632,318

Machinery : 8.46%

Albany International Corporation Class A	117,100	3,861,958
Harsco Corporation	165,400	3,835,626
Kennametal Incorporated «	101,800	3,952,894
Parker Hannifin Corporation	25,600	2,442,240

		14,092,718

Information Technology : 13.45%

Electronic Equipment, Instruments & Components : 2.07%
Molex Incorporated «	118,000	3,462,120

IT Services : 3.28%
Western Union Company «	319,300	5,463,223

Semiconductors & Semiconductor Equipment : 6.52%

Entegris Incorporated †	274,460	2,577,179
Lam Research Corporation «†	93,200	4,132,488
Teradyne Incorporated «†	236,300	4,151,791

		10,861,458

Software : 1.58%
Rovi Corporation †	115,353	2,634,663

Materials : 12.64%

Containers & Packaging : 7.11%

Ball Corporation	114,100	4,739,714
Bemis Company Incorporated «	38,100	1,491,234
Crown Holdings Incorporated †	66,400	2,731,032
Rock-Tenn Company Class A	28,900	2,886,532

		11,848,512

Metals & Mining : 2.50%
Reliance Steel & Aluminum Company	63,600	4,169,616

Paper & Forest Products : 3.03%
Schweitzer Manduit International Incorporated	101,300	5,052,844

Utilities : 2.37%

Electric Utilities : 2.37%
Entergy Corporation	56,800	3,957,823

Total Common Stocks (Cost $118,778,467)		156,195,871

2

Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 19.46%

Investment Companies : 19.46%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	8,948,128	$8,948,128
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.10	23,479,441	23,479,441

Total Short-Term Investments (Cost $32,427,569)				32,427,569

Total investments in securities (Cost $151,206,036)*	113.19%			188,623,440
Other assets and liabilities, net	(13.19)			(21,982,468)

Total net assets	100.00%			$166,640,972

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $156,184,856 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,341,244
Gross unrealized depreciation	(5,902,660)

Net unrealized appreciation	$32,438,584

3

Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$156,195,871	$0	$0	$156,195,871

Short-term investments
Investment companies	8,948,128	23,479,441	0	32,427,569

	$165,143,999	$23,479,441	$0	$188,623,440

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Common Stock Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 91.86%

Consumer Discretionary : 17.56%

Diversified Consumer Services : 2.80%

Capella Education Company †	463,057	$19,286,324
Grand Canyon Education Incorporated †	514,710	16,589,103

		35,875,427

Hotels, Restaurants & Leisure : 1.99%

Royal Caribbean Cruises Limited	450,809	15,029,972
Texas Roadhouse Incorporated	415,421	10,393,833

		25,423,805

Household Durables : 2.30%

Harman International Industries Incorporated	327,734	17,763,183
Mohawk Industries Incorporated †	104,418	11,745,981

		29,509,164

Media : 4.16%

Cablevision Systems Corporation New York Group Class A	685,134	11,523,954
Interpublic Group of Companies Incorporated	1,073,779	15,623,484
Scripps Networks Interactive Incorporated	167,547	11,185,438
Time Warner Cable Incorporated	133,354	14,999,658

		53,332,534

Specialty Retail : 6.31%

Ann Incorporated †	622,478	20,666,270
Express Incorporated †	914,120	19,169,096
PetSmart Incorporated	220,566	14,775,716
Tractor Supply Company	116,464	13,697,331
Urban Outfitters Incorporated †	311,008	12,508,742

		80,817,155

Consumer Staples : 0.92%

Household Products : 0.92%
Church & Dwight Company Incorporated	189,969	11,722,987

Energy : 8.42%

Energy Equipment & Services : 4.71%

Cameron International Corporation †	264,239	16,160,857
Dresser-Rand Group Incorporated †	229,505	13,765,710
Helmerich & Payne Incorporated	228,852	14,291,807
Noble Corporation	428,223	16,092,620

		60,310,994

Oil, Gas & Consumable Fuels : 3.71%

Bill Barrett Corporation †	97,505	1,971,551
Forest Oil Corporation «†	3,356,617	13,728,564
Newfield Exploration Company †	677,744	16,191,304
SM Energy Company	260,963	15,652,561

		47,543,980

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Common Stock Fund

Security name	Shares	Value
Financials : 14.07%

Capital Markets : 2.17%

Greenhill & Company Incorporated	280,863	$12,846,674
Waddell & Reed Financial Incorporated	342,771	14,910,539

		27,757,213

Commercial Banks : 2.62%

CapitalSource Incorporated	297,687	2,792,304
First Horizon National Corporation	1,286,162	14,405,014
National Bank Holdings Corporation Class A	829,483	16,340,815

		33,538,133

Consumer Finance : 1.31%
DFC Global Corporation «†	1,215,178	16,781,608

Insurance : 4.56%

Arch Capital Group Limited «†	302,489	15,550,959
CNO Financial Group Incorporated «	1,235,426	16,011,121
Reinsurance Group of America Incorporated	208,294	14,395,198
RenaissanceRe Holdings Limited	144,494	12,540,634

		58,497,912

REITs : 3.41%

BioMed Realty Trust Incorporated	679,334	13,742,927
Campus Crest Communities Incorporated	1,156,463	13,345,583
Hersha Hospitality Trust	2,940,817	16,586,208

		43,674,718

Health Care : 9.94%

Health Care Equipment & Supplies : 6.17%

CareFusion Corporation †	465,421	17,150,764
DENTSPLY International Incorporated «	364,331	14,922,998
Hologic Incorporated †	801,161	15,462,407
Thoratec Corporation †	568,037	17,785,238
Varian Medical Systems Incorporated †	203,867	13,750,829

		79,072,236

Health Care Providers & Services : 1.19%
Universal Health Services Class B	228,370	15,291,655

Life Sciences Tools & Services : 2.58%

Parexel International Corporation †	339,017	15,574,441
PerkinElmer Incorporated	536,792	17,445,740

		33,020,181

Industrials : 15.24%

Airlines : 1.62%

Alaska Air Group Incorporated †	249,326	12,964,952
United Continental Holdings Incorporated †	251,013	7,854,197

		20,819,149

Commercial Services & Supplies : 2.86%

Republic Services Incorporated	552,378	18,747,709

2

Wells Fargo Advantage Common Stock Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies (continued)
Steelcase Incorporated	1,226,598	$17,883,799

		36,631,508

Electrical Equipment : 2.27%

AMETEK Incorporated	252,562	10,683,373
Babcock & Wilcox Company	613,218	18,414,937

		29,098,310

Machinery : 2.85%

Gardner Denver Incorporated	92,291	6,938,437
SPX Corporation	215,505	15,512,050
Wabash National Corporation †	1,384,523	14,094,444

		36,544,931

Road & Rail : 3.15%

Avis Budget Group Incorporated †	498,772	14,339,695
Con-way Incorporated	246,309	9,596,199
Ryder System Incorporated	269,140	16,361,021

		40,296,915

Trading Companies & Distributors : 2.49%

GATX Corporation «	323,977	15,366,229
MRC Global Incorporated †	598,355	16,526,565

		31,892,794

Information Technology : 19.52%

Communications Equipment : 1.37%
Riverbed Technology Incorporated †	1,127,393	17,542,235

Computers & Peripherals : 1.51%
Diebold Incorporated	572,169	19,276,374

Electronic Equipment, Instruments & Components : 2.51%

Molex Incorporated Class A	659,398	16,392,634
Trimble Navigation Limited †	607,632	15,804,508

		32,197,142

IT Services : 4.77%

Alliance Data Systems Corporation «†	82,833	14,995,258
Amdocs Limited	414,652	15,379,443
Gartner Incorporated †	236,221	13,462,235
Global Payments Incorporated	372,214	17,240,952

		61,077,888

Semiconductors & Semiconductor Equipment : 5.35%

Integrated Device Technology Incorporated †	2,122,356	16,851,507
ON Semiconductor Corporation †	2,447,652	19,777,028
Skyworks Solutions Incorporated †	730,332	15,986,967
Xilinx Incorporated	403,140	15,968,375

		68,583,877

Software : 4.01%

Nuance Communications Incorporated «†	904,662	16,627,688
Red Hat Incorporated †	386,126	18,464,545

3

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Common Stock Fund

Security name			Shares	Value
Software (continued)

TIBCO Software Incorporated †			759,692	$16,257,409

				51,349,642

Materials : 6.19%

Chemicals : 3.25%

Albemarle Corporation			230,562	14,361,707
Chemtura Corporation †			685,686	13,919,426
International Flavors & Fragrances Incorporated			178,491	13,415,384

				41,696,517

Containers & Packaging : 2.22%

Crown Holdings Incorporated †			370,176	15,225,339
Packaging Corporation of America			269,813	13,210,044

				28,435,383

Metals & Mining : 0.72%
Steel Dynamics Incorporated			614,428	9,161,121

Total Common Stocks (Cost $839,255,196)				1,176,773,488

Investment Companies : 2.59%

Market Vectors Gold Miners ETF			490,373	11,970,005
SPDR S&P Biotech ETF «			67,284	7,015,030
SPDR S&P MidCap 400 ETF			67,278	14,153,947

Total Investment Companies (Cost $38,154,910)				33,138,982

		Yield
Short-Term Investments : 9.18%

Investment Companies : 9.18%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	68,792,930	68,792,930
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.10	48,825,450	48,825,450

Total Short-Term Investments (Cost $117,618,380)				117,618,380

Total investments in securities (Cost $995,028,486)*	103.63%			1,327,530,850

Other assets and liabilities, net	(3.63)			(46,512,760)

Total net assets	100.00%			$1,281,018,090

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,006,613,200 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$364,852,955
Gross unrealized depreciation	(43,935,305)

Net unrealized appreciation	$320,917,650

4

Wells Fargo Advantage Common Stock Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

NOTES TO FINANCIAL STATEMENTS continued

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,176,773,488	$0	$0	$1,176,773,488
Investment companies	33,138,982	0	0	33,138,982

Short-term investments
Investment companies	68,792,930	48,825,450	0	117,618,380

	$1,278,705,400	$48,825,450	$0	$1,327,530,850

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

2

Wells Fargo Advantage Discovery Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 96.21%

Consumer Discretionary : 17.24%

Auto Components : 0.78%
BorgWarner Incorporated «†	195,900	$16,876,785

Distributors : 0.76%
LKQ Corporation †	636,356	16,386,167

Hotels, Restaurants & Leisure : 1.45%
Panera Bread Company Class A †	167,915	31,222,115

Internet & Catalog Retail : 1.87%

Expedia Incorporated	377,000	22,676,550
Netflix Incorporated «†	82,900	17,499,361

		40,175,911

Leisure Equipment & Products : 0.97%
LeapFrog Enterprises Incorporated «†	2,134,100	20,999,544

Media : 1.67%
AMC Networks Incorporated †	549,300	35,929,713

Specialty Retail : 6.20%

Chico’s FAS Incorporated	1,290,200	22,010,812
DSW Incorporated Class A	377,353	27,724,125
Finish Line Incorporated Class A	736,339	16,096,371
GNC Holdings Incorporated Class A	631,616	27,923,743
Lumber Liquidators Holdings Incorporated «†	259,900	20,238,413
Restoration Hardware Holdings Incorporated †	259,029	19,427,175

		133,420,639

Textiles, Apparel & Luxury Goods : 3.54%

Movado Group Incorporated	469,800	15,893,334
PVH Corporation	239,400	29,936,970
Under Armour Incorporated Class A †	508,500	30,362,535

		76,192,839

Consumer Staples : 4.24%

Beverages : 1.79%
Constellation Brands Incorporated Class A †	739,300	38,532,316

Food Products : 2.45%

Annie’s Incorporated «†	616,058	26,330,319
Boulder Brands Incorporated «†	878,200	10,582,310
Green Mountain Coffee Roasters Incorporated «†	211,600	15,882,696

		52,795,325

Energy : 2.76%

Oil, Gas & Consumable Fuels : 2.76%

Gulfport Energy Corporation †	533,263	25,100,689
Oasis Petroleum Incorporated †	384,700	14,953,289
PDC Energy Incorporated «†	375,600	19,335,888

		59,389,866

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Discovery Fund

Security name	Shares	Value
Financials : 5.30%

Capital Markets : 1.31%
Affiliated Managers Group Incorporated †	171,500	$28,115,710

Commercial Banks : 1.17%
Texas Capital Bancshares Incorporated †	566,600	25,134,376

Diversified Financial Services : 1.45%
IntercontinentalExchange Incorporated «†	175,938	31,274,739

Real Estate Management & Development : 1.37%
CBRE Group Incorporated †	1,264,416	29,536,758

Health Care : 13.65%

Biotechnology : 7.37%

Achillion Pharmaceuticals Incorporated †	1,071,300	8,763,234
Alkermes plc †	387,300	11,107,764
Alnylam Pharmaceuticals Incorporated †	404,200	12,534,242
BioMarin Pharmaceutical Incorporated «†	357,357	19,936,947
Cepheid Incorporated «†	756,557	26,040,692
Cubist Pharmaceuticals Incorporated «†	538,621	26,015,394
Isis Pharmaceuticals Incorporated †	407,492	10,949,310
Onyx Pharmaceuticals Incorporated †	333,200	28,928,424
Orexigen Therapeutics Incorporated «†	171,879	1,005,492
Synageva BioPharma Corporation †	97,200	4,082,400
Theravance Incorporated «†	242,500	9,343,525

		158,707,424

Health Care Equipment & Supplies : 2.68%

HeartWare International Incorporated «†	111,500	10,604,765
Sirona Dental Systems Incorporated †	267,600	17,629,488
Thoratec Corporation †	271,332	8,495,405
Wright Medical Group Incorporated †	803,127	21,049,959

		57,779,617

Health Care Providers & Services : 1.40%
Team Health Holdings Incorporated †	733,800	30,137,166

Health Care Technology : 0.40%
athenahealth Incorporated «†	101,353	8,586,626

Life Sciences Tools & Services : 1.03%
Bruker BioSciences Corporation †	1,373,200	22,177,180

Pharmaceuticals : 0.77%
Santarus Incorporated †	792,474	16,681,578

Industrials : 26.73%

Aerospace & Defense : 3.91%

DigitalGlobe Incorporated †	801,739	24,861,926
TransDigm Group Incorporated	218,100	34,191,537
Triumph Group Incorporated	317,500	25,130,125

		84,183,588

Airlines : 2.80%

Allegiant Travel Company	231,476	24,534,141

2

Wells Fargo Advantage Discovery Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Airlines (continued)

Copa Holdings SA Class A	272,700	$35,756,424

		60,290,565

Building Products : 2.39%

Fortune Brands Home & Security Incorporated †	833,200	32,278,168
Owens Corning Incorporated †	488,846	19,104,102

		51,382,270

Commercial Services & Supplies : 1.21%
Clean Harbors Incorporated «†	516,300	26,088,639

Construction & Engineering : 1.20%
Quanta Services Incorporated †	975,900	25,822,314

Machinery : 6.68%

Chart Industries Incorporated «†	270,300	25,432,527
Colfax Corporation «†	425,845	22,190,783
Graco Incorporated	505,400	31,946,334
Nordson Corporation	387,600	26,864,556
Proto Labs Incorporated †	52,786	3,429,506
Wabtec Corporation	635,000	33,928,050

		143,791,756

Professional Services : 3.90%

The Advisory Board Company †	553,800	30,265,170
Towers Watson & Company Class A	271,200	22,222,128
Verisk Analytics Incorporated Class A †	529,600	31,617,120

		84,104,418

Road & Rail : 3.13%

Hertz Global Holdings Incorporated «†	1,427,490	35,401,752
Kansas City Southern Railway Company	301,300	31,925,748

		67,327,500

Trading Companies & Distributors : 1.51%

MRC Global Incorporated †	366,000	10,108,920
United Rentals Incorporated †	451,100	22,514,401

		32,623,321

Information Technology : 22.16%

Computers & Peripherals : 0.94%
Stratasys Limited «†	240,983	20,179,916

Electronic Equipment, Instruments & Components : 2.63%

FEI Company «	363,700	26,546,463
IPG Photonics Corporation «	495,538	30,094,023

		56,640,486

Internet Software & Services : 5.19%

Angie’s List Incorporated «†	679,594	18,043,221
Cornerstone OnDemand Incorporated †	510,600	22,103,874
CoStar Group Incorporated †	228,800	29,531,216
Gogo Incorporated «†	618,605	8,641,912

3

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Discovery Fund

Security name			Shares	Value
Internet Software & Services (continued)

Mercadolibre Incorporated «			192,100	$20,700,696
Zillow Incorporated Class A «†			225,900	12,718,170

				111,739,089

IT Services : 3.92%

Alliance Data Systems Corporation «†			198,200	35,880,146
Vantiv Incorporated Class A «†			1,756,983	48,492,731

				84,372,877

Semiconductors & Semiconductor Equipment : 0.87%
Cavium Incorporated †			529,300	18,721,341

Software : 8.61%

ACI Worldwide Incorporated «†			580,700	26,990,936
Aspen Technology Incorporated †			1,005,000	28,933,950
BroadSoft Incorporated «†			634,393	17,509,247
CommVault Systems Incorporated †			506,700	38,453,463
Guidewire Software Incorporated †			660,600	27,778,230
ServiceNow Incorporated «†			601,919	24,311,508
Splunk Incorporated †			464,498	21,534,127

				185,511,461

Materials : 2.70%

Chemicals : 1.85%

Airgas Incorporated			210,004	20,046,982
W.R. Grace & Company †			234,217	19,683,597

				39,730,579

Construction Materials : 0.85%
Headwaters Incorporated †			2,079,832	18,385,715

Telecommunication Services : 1.43%

Wireless Telecommunication Services : 1.43%
SBA Communications Corporation Class A «†			416,603	30,878,614

Total Common Stocks (Cost $1,662,882,912)				2,071,826,843

Short-Term Investments : 15.52%		Yield	Shares
Investment Companies : 15.52%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	88,974,675	88,974,675
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.10	245,116,067	245,116,067

Total Short-Term Investments (Cost $334,090,742)				334,090,742

Total investments in securities (Cost $1,996,973,654)*	111.73%			2,405,917,585
Other assets and liabilities, net	(11.73)			(252,589,560)

Total net assets	100.00%			$2,153,328,025

«	All or a portion of this security is on loan.
†	Non-income-earning security

4

Wells Fargo Advantage Discovery Fund	Portfolio of investments — June 30, 2013 (unaudited)

(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $2,000,548,262 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$431,943,928
Gross unrealized depreciation	(26,574,605)

Net unrealized appreciation	$405,369,323

5

Wells Fargo Advantage Discovery Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$2,071,826,843	$0	$0	$2,071,826,843

Short-term investments
Investment companies	88,974,675	245,116,067	0	334,090,742

	$2,160,801,518	$245,116,067	$0	$2,405,917,585

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2013 the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Enterprise Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.96%

Consumer Discretionary : 23.40%

Auto Components : 1.59%
Delphi Automotive plc	204,365	$10,359,262

Distributors : 0.81%
LKQ Corporation †	206,300	5,312,225

Hotels, Restaurants & Leisure : 2.74%

Panera Bread Company Class A †	49,824	9,264,275
Starwood Hotels & Resorts Worldwide Incorporated	136,500	8,625,435

		17,889,710

Internet & Catalog Retail : 0.63%
Netflix Incorporated †	19,300	4,074,037

Media : 5.22%

Discovery Communications Incorporated †	196,390	13,680,527
Liberty Global plc Class A †	73,130	5,417,470
Liberty Global plc Class C †	100,106	6,796,196
Sirius XM Radio Incorporated	2,425,300	8,124,755

		34,018,948

Multiline Retail : 3.03%

Dollar General Corporation †	207,817	10,480,211
Nordstrom Incorporated	155,200	9,302,688

		19,782,899

Specialty Retail : 5.78%

Best Buy Company Incorporated	117,600	3,214,008
DSW Incorporated Class A	116,047	8,525,973
GNC Holdings Incorporated Class A	167,692	7,413,663
Limited Brands Incorporated	160,900	7,924,325
Lumber Liquidators Holdings Incorporated †	55,600	4,329,572
Restoration Hardware Holdings Incorporated †	83,597	6,269,775

		37,677,316

Textiles, Apparel & Luxury Goods : 3.60%

Michael Kors Holdings Limited †	103,200	6,400,464
PVH Corporation	72,800	9,103,640
Under Armour Incorporated Class A †	133,930	7,996,960

		23,501,064

Consumer Staples : 4.10%

Beverages : 1.88%
Constellation Brands Incorporated Class A †	235,400	12,269,048

Food & Staples Retailing : 0.84%
Whole Foods Market Incorporated	106,170	5,465,632

Food Products : 1.38%
Green Mountain Coffee Roasters Incorporated «†	120,000	9,007,200

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Enterprise Fund

Security name	Shares	Value
Energy : 4.52%

Oil, Gas & Consumable Fuels : 4.52%

Cabot Oil & Gas Corporation	106,300	$7,549,426
Concho Resources Incorporated †	69,600	5,826,912
Gulfport Energy Corporation †	148,970	7,012,018
Pioneer Natural Resources Company	62,935	9,109,841

		29,498,197

Financials : 6.02%

Capital Markets : 2.19%

Affiliated Managers Group Incorporated †	51,100	8,377,334
Ameriprise Financial Incorporated	72,805	5,888,468

		14,265,802

Diversified Financial Services : 2.08%
IntercontinentalExchange Incorporated †	76,400	13,580,864

Real Estate Management & Development : 1.75%
CBRE Group Incorporated †	489,650	11,438,224

Health Care : 11.04%

Biotechnology : 6.25%

Alexion Pharmaceuticals Incorporated †	85,710	7,905,890
Alkermes plc †	94,400	2,707,392
BioMarin Pharmaceutical Incorporated †	91,024	5,078,229
Cepheid Incorporated †	146,900	5,056,298
Cubist Pharmaceuticals Incorporated †	143,800	6,945,540
Onyx Pharmaceuticals Incorporated †	96,800	8,404,176
Vertex Pharmaceuticals Incorporated †	58,500	4,672,395

		40,769,920

Health Care Equipment & Supplies : 0.62%
Sirona Dental Systems Incorporated †	61,100	4,025,268

Health Care Providers & Services : 2.34%

Cardinal Health Incorporated	131,300	6,197,360
Team Health Holdings Incorporated †	221,400	9,092,898

		15,290,258

Health Care Technology : 0.57%
Cerner Corporation †	38,400	3,689,856

Pharmaceuticals : 1.26%
Actavis Incorporated †	65,000	8,204,300

Industrials : 25.42%

Aerospace & Defense : 3.48%

DigitalGlobe Incorporated †	218,480	6,775,065
TransDigm Group Incorporated	50,312	7,887,412
Triumph Group Incorporated	101,300	8,017,895

		22,680,372

Airlines : 1.59%
Copa Holdings SA Class A	78,900	10,345,368

2

Wells Fargo Advantage Enterprise Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Building Products : 2.51%

Fortune Brands Home & Security Incorporated	244,000	$9,452,560
Owens Corning Incorporated †	176,800	6,909,344

		16,361,904

Commercial Services & Supplies : 1.23%
Clean Harbors Incorporated «†	159,200	8,044,376

Construction & Engineering : 1.26%
Quanta Services Incorporated †	310,700	8,221,122

Machinery : 5.54%

Chart Industries Incorporated «†	72,300	6,802,707
Colfax Corporation «†	126,681	6,601,347
Cummins Incorporated	49,621	5,381,894
Graco Incorporated	151,100	9,551,031
Nordson Corporation	112,900	7,825,099

		36,162,078

Professional Services : 3.06%

Towers Watson & Company Class A	85,700	7,022,258
Verisk Analytics Incorporated Class A †	216,500	12,925,050

		19,947,308

Road & Rail : 3.57%

Hertz Global Holdings Incorporated †	425,800	10,559,840
Kansas City Southern Railway Company	119,800	12,694,008

		23,253,848

Trading Companies & Distributors : 3.18%

MRC Global Incorporated †	122,500	3,383,450
United Rentals Incorporated †	126,100	6,293,651
W.W. Grainger Incorporated	43,922	11,076,250

		20,753,351

Information Technology : 19.66%

Computers & Peripherals : 0.95%
Stratasys Limited «†	74,000	6,196,760

Electronic Equipment, Instruments & Components : 2.52%

FEI Company	102,900	7,510,671
IPG Photonics Corporation «	147,500	8,957,675

		16,468,346

Internet Software & Services : 3.78%

CoStar Group Incorporated †	60,100	7,757,107
LinkedIn Corporation Class A †	58,200	10,377,060
Mercadolibre Incorporated «	60,265	6,494,156

		24,628,323

IT Services : 4.42%

Alliance Data Systems Corporation «†	74,050	13,405,272

3

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Enterprise Fund

Security name			Shares	Value
IT Services (continued)

Vantiv Incorporated Class A †			559,281	$15,436,156

				28,841,428

Semiconductors & Semiconductor Equipment : 0.93%
ARM Holdings plc			167,100	6,045,678

Software : 7.06%

ACI Worldwide Incorporated †			163,000	7,576,240
Aspen Technology Incorporated †			254,000	7,312,660
CommVault Systems Incorporated †			146,100	11,087,532
Guidewire Software Incorporated †			151,300	6,362,165
ServiceNow Incorporated †			174,455	7,046,237
Splunk Incorporated †			143,939	6,673,012

				46,057,846

Materials : 3.49%

Chemicals : 3.49%

Airgas Incorporated			93,205	8,897,349
Sherwin-Williams Company			49,000	8,653,400
W.R. Grace & Company †			61,600	5,176,864

				22,727,613

Telecommunication Services : 2.31%

Wireless Telecommunication Services : 2.31%
SBA Communications Corporation Class A †			203,320	15,070,078

Total Common Stocks (Cost $534,317,968)				651,925,829

Short-Term Investments : 8.77%

		Yield
Investment Companies : 8.77%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	7,539,445	7,539,445
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.10	49,643,300	49,643,300

Total Short-Term Investments (Cost $57,182,745)				57,182,745

Total investments in securities (Cost $591,500,713)*	108.73%			709,108,574
Other assets and liabilities, net	(8.73)			(56,927,360)

Total net assets	100.00%			$652,181,214

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $592,951,705 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$126,070,572
Gross unrealized depreciation	(9,913,703)

Net unrealized appreciation	$116,156,869

4

Wells Fargo Advantage Enterprise Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$651,925,829	$0	$0	$651,925,829

Short-term investments
Investment companies	7,539,445	49,643,300	0	57,182,745

	$659,465,274	$49,643,300	$0	$709,108,574

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage Opportunity Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 95.15%

Consumer Discretionary : 20.43%

Auto Components : 1.14%
Johnson Controls Incorporated	567,099	$20,296,473

Diversified Consumer Services : 1.13%
K12 Incorporated †	764,551	20,084,755

Hotels, Restaurants & Leisure : 1.23%
Carnival Corporation	633,993	21,739,620

Household Durables : 2.36%

Harman International Industries Incorporated «	425,578	23,066,328
Whirlpool Corporation	163,253	18,669,613

		41,735,941

Media : 5.13%

Cablevision Systems Corporation New York Group Class A	955,801	16,076,573
Comcast Corporation Class A	394,801	15,661,756
Discovery Communications Incorporated †	270,532	18,845,259
Liberty Global plc Class A †	256,446	18,997,520
Omnicom Group Incorporated	337,864	21,241,510

		90,822,618

Multiline Retail : 5.21%

Dollar General Corporation †	305,887	15,425,881
Kohl’s Corporation	533,389	26,941,478
Macy’s Incorporated	520,687	24,992,976
Nordstrom Incorporated	414,980	24,873,901

		92,234,236

Specialty Retail : 3.63%

CarMax Incorporated †	473,097	21,838,158
Dick’s Sporting Goods Incorporated	462,649	23,160,209
Express Incorporated †	921,004	19,313,454

		64,311,821

Textiles, Apparel & Luxury Goods : 0.60%
Coach Incorporated	186,922	10,671,377

Consumer Staples : 4.67%

Food & Staples Retailing : 1.30%
Kroger Company	669,674	23,130,540

Food Products : 2.40%

General Mills Incorporated	439,725	21,339,854
Mead Johnson Nutrition Company	267,756	21,214,308

		42,554,162

Household Products : 0.97%
Church & Dwight Company Incorporated	277,300	17,112,183

Energy : 9.42%

Energy Equipment & Services : 5.17%

McDermott International Incorporated †	2,613,503	21,378,455

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Opportunity Fund

Security name	Shares	Value
Energy Equipment & Services (continued)

National Oilwell Varco Incorporated	356,344	$24,552,102
Superior Energy Services Incorporated †	828,447	21,489,915
Weatherford International Limited †	1,762,122	24,141,071

		91,561,543

Oil, Gas & Consumable Fuels : 4.25%

Denbury Resources Incorporated «†	1,466,663	25,402,603
Newfield Exploration Company †	955,186	22,819,394
Peabody Energy Corporation	535,508	7,839,837
Range Resources Corporation	248,972	19,250,515

		75,312,349

Financials : 14.03%

Capital Markets : 2.48%

Invesco Limited	690,453	21,956,405
TD Ameritrade Holding Corporation	908,097	22,057,676

		44,014,081

Commercial Banks : 3.74%

Branch Banking & Trust Corporation	416,325	14,105,091
Fifth Third Bancorp	1,366,450	24,664,423
PNC Financial Services Group Incorporated	376,741	27,471,954

		66,241,468

Diversified Financial Services : 1.20%
IntercontinentalExchange Incorporated †	119,986	21,328,711

Insurance : 4.37%

ACE Limited	410,486	36,730,287
American International Group Incorporated †	510,001	22,797,045
RenaissanceRe Holdings Limited	205,587	17,842,896

		77,370,228

REITs : 2.24%

American Tower Corporation	257,214	18,820,348
BioMed Realty Trust Incorporated	1,028,175	20,799,980

		39,620,328

Health Care : 10.84%

Health Care Equipment & Supplies : 3.69%

C.R. Bard Incorporated	201,751	21,926,299
Covidien plc	345,145	21,688,912
Zimmer Holdings Incorporated	289,691	21,709,444

		65,324,655

Health Care Providers & Services : 0.63%
Patterson Companies Incorporated	298,046	11,206,530

Life Sciences Tools & Services : 5.26%

Agilent Technologies Incorporated	686,035	29,334,857
Covance Incorporated «†	281,014	21,396,406
Thermo Fisher Scientific Incorporated	259,928	21,997,707

2

Wells Fargo Advantage Opportunity Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services (continued)

Waters Corporation †	203,376	$20,347,769

		93,076,739

Pharmaceuticals : 1.26%
Shire plc ADR	235,163	22,366,353

Industrials : 11.12%

Aerospace & Defense : 1.35%
B/E Aerospace Incorporated †	378,682	23,887,261

Airlines : 1.39%

Delta Air Lines Incorporated †	734,947	13,750,858
United Continental Holdings Incorporated †	350,151	10,956,225

		24,707,083

Commercial Services & Supplies : 1.57%
Republic Services Incorporated	818,086	27,765,839

Electrical Equipment : 2.18%

AMETEK Incorporated	319,144	13,499,791
Babcock & Wilcox Company	834,521	25,060,666

		38,560,457

Machinery : 1.72%

Joy Global Incorporated	417,812	20,276,416
SPX Corporation	141,331	10,173,005

		30,449,421

Road & Rail : 2.91%

Canadian Pacific Railway Limited «	74,139	8,998,992
Hertz Global Holdings Incorporated «†	842,859	20,902,903
J.B. Hunt Transport Services Incorporated	300,708	21,723,146

		51,625,041

Information Technology : 17.88%

Communications Equipment : 1.33%
Riverbed Technology Incorporated †	1,519,628	23,645,412

Computers & Peripherals : 1.58%
NetApp Incorporated †	741,832	28,026,413

Electronic Equipment, Instruments & Components : 1.36%
Amphenol Corporation Class A	308,815	24,069,041

IT Services : 3.79%

Alliance Data Systems Corporation «†	113,710	20,584,921
Global Payments Incorporated	522,318	24,193,770
Teradata Corporation †	443,734	22,288,759

		67,067,450

Semiconductors & Semiconductor Equipment : 4.72%

Altera Corporation	569,250	18,779,558
ARM Holdings plc	1,073,560	12,986,935
Avago Technologies Limited	643,638	24,059,188

3

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Opportunity Fund

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)

ON Semiconductor Corporation †			3,440,571	$27,799,814

				83,625,495

Software : 5.10%

Autodesk Incorporated †			475,934	16,153,200
Check Point Software Technologies Limited «†			497,025	24,692,202
Citrix Systems Incorporated †			394,319	23,789,265
Red Hat Incorporated †			536,786	25,669,107

				90,303,774

Materials : 6.76%

Chemicals : 3.10%

Potash Corporation of Saskatchewan			565,367	21,557,444
Praxair Incorporated			289,998	33,396,170

				54,953,614

Containers & Packaging : 3.66%

Bemis Company Incorporated «			546,272	21,381,086
Crown Holdings Incorporated †			527,192	21,683,407
Owens-Illinois Incorporated †			781,873	21,728,246

				64,792,739

Total Common Stocks (Cost $1,225,257,778)				1,685,595,751

Investment Companies : 0.97%
SPDR Gold Shares ETF «†			144,065	17,165,345

Total Investment Companies (Cost $22,836,909)				17,165,345

		Yield
Short-Term Investments : 7.63%

Investment Companies : 7.63%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	59,281,691	59,281,691
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.10	75,929,422	75,929,422

Total Short-Term Investments (Cost $135,211,113)				135,211,113

Total investments in securities (Cost $1,383,305,800)*	103.75%			1,837,972,209
Other assets and liabilities, net	(3.75)			(66,512,699)

Total net assets	100.00%			$1,771,459,510

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $1,399,266,215 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$488,548,584
Gross unrealized depreciation	(49,842,590)

Net unrealized appreciation	$438,705,994

4

Wells Fargo Advantage Opportunity Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2013, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,672,608,816	$12,986,935	$0	$1,685,595,751
Investment companies	17,165,345	0	0	17,165,345

Short-term investments
Investment companies	59,281,691	75,929,422	0	135,211,113

	$1,749,055,852	$88,916,357	$0	$1,837,972,209

Transfers in and transfers out are recognized at the end of the reporting period.

Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 95.19%

Consumer Discretionary : 7.98%

Auto Components : 2.44%
Lear Corporation	279,300	$16,886,478

Leisure Equipment & Products : 2.10%
Hasbro Incorporated	323,200	14,489,056

Media : 1.30%
Interpublic Group of Companies Incorporated	618,300	8,996,265

Specialty Retail : 2.14%

Advance Auto Parts Incorporated	64,600	5,243,582
Guess? Incorporated «	307,000	9,526,210

		14,769,792

Consumer Staples : 5.02%

Beverages : 2.32%
Molson Coors Brewing Company	335,100	16,037,886

Food & Staples Retailing : 0.66%
Sysco Corporation «	132,600	4,529,616

Food Products : 2.04%
TreeHouse Foods Incorporated †	215,200	14,104,208

Energy : 7.14%

Energy Equipment & Services : 3.99%

Ensco plc Class A	233,526	13,572,531
McDermott International Incorporated †	1,164,100	9,522,338
Patterson-UTI Energy Incorporated «	231,700	4,484,554

		27,579,423

Oil, Gas & Consumable Fuels : 3.15%

Cimarex Energy Company	108,210	7,032,568
Comstock Resources Incorporated «	317,219	4,989,855
Southwestern Energy Company †	193,400	7,064,902
Stone Energy Corporation †	119,500	2,632,585

		21,719,910

Financials : 14.27%

Capital Markets : 2.94%

Northern Trust Corporation	293,300	16,982,070
TD Ameritrade Holding Corporation	138,600	3,366,594

		20,348,664

Commercial Banks : 1.93%

CapitalSource Incorporated	1,298,193	12,177,050
Hancock Holding Company	38,600	1,160,702

		13,337,752

Diversified Financial Services : 0.39%
ING US Incorporated †	100,000	2,706,000

1

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund

Security name	Shares	Value
Insurance : 7.60%

Allstate Corporation	296,500	$14,267,580
Arch Capital Group Limited «†	301,000	15,474,410
Brown & Brown Incorporated	523,600	16,880,864
Validus Holdings Limited	161,969	5,850,320

		52,473,174

Real Estate Management & Development : 1.41%
CBRE Group Incorporated Class A †	416,500	9,729,440

Health Care : 13.81%

Health Care Equipment & Supplies : 4.75%

C.R. Bard Incorporated	123,800	13,454,584
CareFusion Corporation †	355,000	13,081,750
St. Jude Medical Incorporated	137,900	6,292,377

		32,828,711

Health Care Providers & Services : 6.34%

CIGNA Corporation	266,375	19,309,524
Omnicare Incorporated «	275,455	13,141,958
Patterson Companies Incorporated «	302,000	11,355,200

		43,806,682

Life Sciences Tools & Services : 1.75%
Agilent Technologies Incorporated	282,500	12,079,700

Pharmaceuticals : 0.97%
Hospira Incorporated †	173,700	6,654,447

Industrials : 22.17%

Aerospace & Defense : 5.20%

B/E Aerospace Incorporated †	226,400	14,281,312
Raytheon Company	327,500	21,654,300

		35,935,612

Air Freight & Logistics : 1.95%
C.H. Robinson Worldwide Incorporated	238,800	13,446,828

Commercial Services & Supplies : 2.62%

Copart Incorporated †	112,600	3,468,080
Republic Services Incorporated	430,900	14,624,746

		18,092,826

Construction & Engineering : 3.86%

EMCOR Group Incorporated	367,128	14,923,753
URS Corporation	248,500	11,734,170

		26,657,923

Machinery : 1.47%

Joy Global Incorporated	80,700	3,916,371
SPX Corporation	86,300	6,211,874

		10,128,245

Professional Services : 2.87%

Manpower Incorporated	131,600	7,211,680

2

Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments — June 30, 2013 (unaudited)

Security name	Shares	Value
Professional Services (continued)

Towers Watson & Company Class A	153,900	$12,610,566

		19,822,246

Road & Rail : 1.26%
Ryder System Incorporated	143,100	8,699,049

Transportation Infrastructure : 2.94%
Macquarie Infrastructure Company LLC	380,606	20,343,391

Information Technology : 16.97%

Electronic Equipment, Instruments & Components : 2.76%

Avnet Incorporated †	226,000	7,593,600
Ingram Micro Incorporated Class A †	602,893	11,448,938

		19,042,538

Internet Software & Services : 1.01%
IAC/InterActive Corporation	147,272	7,004,256

IT Services : 3.56%

Broadridge Financial Solutions Incorporated	547,115	14,542,317
DST Systems Incorporated	154,300	10,080,419

		24,622,736

Semiconductors & Semiconductor Equipment : 6.24%

Applied Materials Incorporated	790,800	11,790,828
ATMI Incorporated †	422,580	9,994,017
Lam Research Corporation «†	256,700	11,382,078
ON Semiconductor Corporation †	1,231,900	9,953,752

		43,120,675

Software : 3.40%

Check Point Software Technologies Limited «†	239,500	11,898,360
TIBCO Software Incorporated †	540,100	11,558,140

		23,456,500

Materials : 5.19%

Chemicals : 0.59%
Agrium Incorporated «	47,100	4,095,816

Containers & Packaging : 2.75%
Crown Holdings Incorporated †	462,600	19,026,738

Paper & Forest Products : 1.85%
International Paper Company	287,800	12,752,418

Utilities : 2.64%

Multi-Utilities : 2.64%

Ameren Corporation	337,600	11,626,944
Consolidated Edison Incorporated	113,100	6,594,861

		18,221,805

Total Common Stocks (Cost $540,543,907)		657,546,806

3

Portfolio of investments — June 30, 2013 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund

Security name		Yield	Shares	Value
Short-Term Investments : 9.77%

Investment Companies : 9.77%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	34,286,583	$34,286,583
Wells Fargo Securities Lending Cash Investment, LLC (l)(r)(u)(v)		0.10	33,154,950	33,154,950

Total Short-Term Investments (Cost $67,441,533)				67,441,533

Total investments in securities (Cost $607,985,440)*	104.96%			724,988,339
Other assets and liabilities, net	(4.96)			(34,231,001)

Total net assets	100.00%			$690,757,338

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $610,534,799 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$121,620,643
Gross unrealized depreciation	(7,167,103)

Net unrealized appreciation	$114,453,540

4

Wells Fargo Advantage Special Mid Cap Fund (the “Fund”)

Notes to Portfolio of Investments – June 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$657,546,806	$0	$0	$657,546,806

Short-term investments
Investment companies	34,286,583	33,154,950	0	67,441,533

	$691,833,389	$33,154,950	$0	$724,988,339

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: November 19, 2013

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: November 19, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: November 19, 2013